UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4267
                                   --------

                         Institutional Fiduciary Trust
                         -----------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/03
                          --------

Item 1. Reports to Stockholders.



Semi
Annual
Report

[GRAPHIC OMITTED]

                                                               DECEMBER 31, 2003


INSTITUTIONAL FIDUCIARY TRUST

   FRANKLIN CASH RESERVES FUND



                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

REGULATORY UPDATE

AS OF FEBRUARY 12, 2004


To Our Valued Shareholders:

In our efforts to fulfill our ongoing commitment to providing you with timely and accurate information, we have prepared this statement to give you an overview of current industry issues as they pertain to Franklin Resources, Inc. (Franklin Templeton Investments) and our subsidiary companies (the "Company"). Any further updates on these and other matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries, alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. The Company and the Fund may be named in similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Fund's investment adviser and/or an affiliate adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on a fund is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, we have committed to making the funds or their shareholders whole, as appropriate.

SEMIANNUAL REPORT



FRANKLIN CASH RESERVES FUND


--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN CASH RESERVES FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL. THE FUND INVESTS ALL OF ITS ASSETS IN THE SHARES OF THE MONEY MARKET PORTFOLIO (THE PORTFOLIO), WHICH HAS THE SAME INVESTMENT GOAL. THE PORTFOLIO, IN TURN, INVESTS IN VARIOUS MONEY MARKET INSTRUMENTS SUCH AS U.S. GOVERNMENT SECURITIES AND OTHER U.S. DOLLAR-DENOMINATED SECURITIES. THE FUND ATTEMPTS TO MAINTAIN A STABLE $1.00 SHARE PRICE. 1
--------------------------------------------------------------------------------


This semiannual report for Franklin Cash Reserves Fund covers the six-month period ended December 31, 2003.


PERFORMANCE OVERVIEW
Relatively steady, low interest rates resulted in minimal changes for money market portfolio yields. In this environment, the Fund's seven-day effective yield began the reporting period at 0.24% on June 30, 2003 and ended at 0.24% on December 31, 2003.


ECONOMIC AND MARKET OVERVIEW
During the six months ended December 31, 2003, many factors strongly impacted the U.S. economy and markets. Uncertainty


1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 7.


CONTENTS


SEMIANNUAL REPORT


Franklin Cash
Reserves Fund .........................  1

Financial Highlights &
Statement of Investments ..............  6

Financial Statements ..................  8

Notes to
Financial Statements .................. 11

Proxy Voting Policies
and Procedures ........................ 28



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF PYRAMID IMAGE AS FOLLOWS:
Global
Growth
Growth & Income
Income
Tax-Free Income
about economic recovery and geopolitical events pushed U.S. interest rates to their lowest level in more than four decades in June 2003. For consumers, historically low mortgage rates enabled many homeowners to refinance their mortgages, and refinancing applications reached their highest levels on record. The U.S. government injected fiscal stimulus into the economy, approving another round of tax cuts and rebates that included dividend and capital gains tax reductions. Additionally, the refinancing activity, rising home values and stabilizing equity markets improved consumers' net worths and allowed them to continue spending, which helped keep the economy moving forward.

Increases in business spending also helped economic growth. After having been largely absent since the end of 2000, business spending improved in the latter half of 2003. Nonresidential fixed investment increased 12.8% annualized in the third quarter of 2003, the highest increase since the second quarter of 2000. Lower interest rates during the past year allowed many businesses the opportunity to refinance their old debt at more attractive levels. This helped enhance business operating performance. Additionally, businesses continued to achieve productivity gains by reducing their labor forces and taking advantage of recent technology investments. Higher productivity levels helped dampen inflation. Core inflation (excluding food and energy), as measured by the Consumer Price Index, rose a modest 1.1% for the year. Expectations for lower inflation contributed to the historically lower overall interest rate environment during the period.

Employment, an area of concern, made some gains during the period. The unemployment rate began the period at 6.2% and declined to 5.7% by period-end. With inflation expectations muted, the Federal Reserve Board maintained its accommodative stance and kept the federal funds target rate at 1.00% through period-end.



2 SEMIANNUAL REPORT

INVESTMENT STRATEGY
Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.


MANAGER'S DISCUSSION
We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2003, more than 85% of the securities purchased for the Portfolio carried an AA or higher long-term credit rating by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A. 2

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.



2. These do not indicate ratings of the Fund.

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of December 31, 2003, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

                                                             SEMIANNUAL REPORT 3

FRANKLIN CASH RESERVES FUND

The Franklin Cash Reserves Fund (the Fund) seeks to provide high current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o U.S. government and federal agency obligations 3
o Certificates of deposit
o Bank notes
o High-grade commercial paper
o High-grade short-term corporate obligations
o Repurchase agreements collateralized by U.S. government securities 3

The Portfolio's composition as a percentage of total investments on December 31, 2003, is shown to the left.

3. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.
You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 7 of this report.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
THE MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/03
Commercial Paper                   43.92%
U.S. Government Agency Securities   0.95%
Certificates of Deposit            38.57%
Repurchase Agreements              16.56%

4 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

The Fund's seven-day effective yield began the reporting period at 0.24% (as of June 30, 2003) and ended at 0.24% on December 31, 2003. The average weighted maturity was 54 days as of June 30, 2003, and 54 days as of December 31, 2003.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
FRANKLIN CASH RESERVES FUND
Total Returns vs. Lipper Institutional Money Market Funds Index 4 Periods ended December 31, 2003
                     Franklin                Lipper Institutional
                 Cash Reserves Fund        Money Market Funds Index
One-Year                 0.35%                        1.05%
Three-Year               5.04%                        7.08%
Five-Year               15.93%                       19.74%


[SIDEBAR]
FRANKLIN CASH RESERVES FUND
Period ended December 31, 2003

------------------------------------

Seven-day current yield 5    0.24%

Seven-day effective yield 5  0.24%

Average weighted maturity  54 days



4. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2003, there were 277 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.
5. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses. Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.85% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been -0.02% and -0.02%, respectively. Franklin Advisers, Inc., may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

                                                             SEMIANNUAL REPORT 5

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Highlights

                                             SIX MONTHS ENDED                YEAR ENDED JUNE 30,
                                             DECEMBER 31, 2003 ------------------------------------------------
                                                (UNAUDITED)     2003       2002      2001      2000      1999
                                             ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......          $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
                                             ------------------------------------------------------------------
Income from investment operations -
 net investment income ....................           .001      .007       .018      .052      .049      .044
Less distributions from net
 investment income ........................          (.001)    (.007)     (.018)    (.052)    (.049)    (.044)
                                             ------------------------------------------------------------------
Net asset value, end of period ............          $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
                                             ==================================================================

Total return a ............................           .10%      .70%      1.85%     5.31%     5.07%     4.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........       $211,722  $231,196   $180,909  $153,223  $117,081  $135,390
Ratios to average net assets:
 Expenses b ...............................           .85% c    .88%       .93%      .88%      .81%      .82%
 Expenses excluding waiver and payments
  by affiliate b ..........................          1.07% c    .96%       .94%      .89%      .82%      .82%
 Net investment income ....................           .24% c    .66%      1.80%     5.12%     4.91%     4.38%


aTotal return is not annualized for periods less than one year.
bThe expense ratio includes the Fund's share of the Portfolio's allocated expenses.
cAnnualized.

                       See notes to financial statements.

6 SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)

                                                                                    SHARES             VALUE
------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS (COST $213,907,784) 101.0%
The Money Market Portfolio (Note 1) ............................................  213,907,784       $213,907,784
OTHER ASSETS, LESS LIABILITIES (1.0)% ..........................................                      (2,185,347)
                                                                                                    --------------
NET ASSETS 100.0% ..............................................................                    $211,722,437
                                                                                                    ==============


                       See notes to financial statements.

                                                             SEMIANNUAL REPORT 7

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)

Assets:
 Investments in securities, at value and cost ..................  $213,907,784
 Receivables from capital shares sold ..........................       216,344
                                                                  -------------
      Total assets .............................................   214,124,128
                                                                  -------------
Liabilities:
 Payables:
  Capital shares redeemed ......................................     2,225,173
  Affiliates ...................................................       175,024
 Other liabilities .............................................         1,494
                                                                  -------------
      Total liabilities ........................................     2,401,691
                                                                  -------------
Net assets, at value ...........................................  $211,722,437
                                                                  =============
Shares outstanding .............................................   211,722,437
                                                                  =============
Net asset value per share ......................................         $1.00
                                                                  =============


                       See notes to financial statements.

8 SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (CONTINUED)


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)


Investment income:
 Dividends ........................................................  $1,016,469
                                                                     -----------
Expenses:
 Administrative fees (Note 3) .....................................     270,867
 Distribution fees (Note 3) .......................................     270,678
 Transfer agent fees (Note 3) .....................................     412,761
 Reports to shareholders ..........................................       6,861
 Registration and filing fees .....................................      20,112
 Professional fees ................................................       8,690
 Trustees' fees and expenses ......................................       1,581
 Other ............................................................       5,014
                                                                     -----------
      Total expenses ..............................................     996,564
      Expenses waived by affiliate (Note 3) .......................    (238,558)
                                                                     -----------
       Net expenses ...............................................     758,006
                                                                     -----------
        Net investment income .....................................     258,463
                                                                     -----------
Net increase (decrease) in net assets resulting from operations ...  $  258,463
                                                                     ===========


                       See notes to financial statements.

                                                             SEMIANNUAL REPORT 9

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2003

                                                                                 SIX MONTHS            YEAR
                                                                                    ENDED              ENDED
                                                                              DECEMBER 31, 2003    JUNE 30, 2003
                                                                              -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................    $    258,463        $  1,316,982
 Distributions to shareholders from net investment income ..................        (258,463)         (1,316,982)
 Capital share transactions (Note 2) .......................................     (19,473,720)         50,286,696
                                                                              -------------------------------------
Net increase (decrease) in net assets ......................................     (19,473,720)         50,286,696
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period .......................................................     231,196,157         180,909,461
                                                                              -------------------------------------
 End of period .............................................................    $211,722,437        $231,196,157
                                                                              =====================================


                       See notes to financial statements.

10 SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of five separate series (the Funds). Franklin Cash Reserves Fund (the Fund) included in this report is diversified. The Fund's investment objective is to seek high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2003, the Fund owns 3.88% of the Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.








                                                            SEMIANNUAL REPORT 11

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2003, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                               SIX MONTHS             YEAR
                                                                  ENDED               ENDED
                                                            DECEMBER 31, 2003     JUNE 30, 2003
                                                            -------------------------------------
Shares sold ..............................................  $  81,742,679         $ 210,286,466
Shares issued in reinvestment of distributions ...........        215,330             1,369,562
Shares redeemed ..........................................   (101,431,729)         (161,369,332)
                                                            -------------------------------------
Net increase (decrease) ..................................  $ (19,473,720)        $  50,286,696
                                                            =====================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investors Services LLC (Investors Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers of .25% per year of the average daily net assets of the Fund. Advisers agreed in advance to waive administrative fees as noted in the Statement of Operations.

The Fund reimburses Distributors up to .25% per year of its average daily net assets for costs incurred in marketing the Fund's shares.

The Fund paid transfer agent fees of $412,761, of which $359,473 was paid to Investor Services.


4. INCOME TAXES

At December 31, 2003, the cost of investments for book and income tax purposes were the same.







12 SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements (unaudited) (CONTINUED)


5. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. The Company and the Fund may be named in similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Fund's investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.





                                                            SEMIANNUAL REPORT 13

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE MONEY MARKET PORTFOLIO

                                            ------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2003                         YEAR ENDED JUNE 30,
                                               (UNAUDITED)         2003          2002          2001         2000          1999
                                            ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of
 period ..................................          $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
                                            ------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...................           .005          .014          .026          .059         .056          .051
Less distributions from net investment
 income ..................................          (.005)        (.014)        (.026)        (.059)       (.056)        (.051)
                                            ------------------------------------------------------------------------------------
Net asset value, end of period ...........          $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
                                            ====================================================================================

Total return a ...........................           .47%         1.41%         2.63%         6.08%        5.75%         5.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........     $5,518,199    $5,331,200    $4,734,196    $4,490,919   $4,144,043    $3,672,404
Ratios to average net assets:
 Expenses ................................           .15% b        .15%          .15%          .15%         .15%          .15%
 Expenses excluding waiver by
  affiliate ..............................           .15% b        .15%          .16%          .16%         .16%          .15%
 Net investment income ...................           .94% b       1.39%         2.56%         5.91%        5.65%         5.04%




aTotal return is not annualized for periods less than one year.
bAnnualized.


14 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 39.9%
    Australia & New Zealand Banking Group, New York Branch, 1.08% - 1.085%,
     1/21/04 - 3/04/04 .................................................................   $ 50,000,000     $   50,000,357
    Bank of Montreal, Chicago Branch, 1.08% - 1.133%,
     2/18/04 - 4/30/04 .................................................................    150,000,000        150,001,490
    Bank of Nova Scotia, Portland Branch, 1.08%, 1/21/04 - 2/20/04 .....................    150,000,000        150,000,000
    Banque Nationale De Paris, New York Branch, 1.08% - 1.35%,
     1/14/04 - 4/13/04 .................................................................    150,000,000        150,000,560
    Barclays Bank PLC, New York Branch, 1.09% - 1.10%, 3/05/04 -
     4/09/04 ...........................................................................    100,000,000        100,002,498
    Bayerische Landesbank Girozen, New York Branch, 1.06% - 2.10%,
     3/12/04 - 4/26/04 .................................................................    160,000,000        160,120,682
    Credit Agricole, New York Branch, 1.06% - 1.43%, 1/05/04 -
     10/22/04 ..........................................................................    155,000,000        155,002,135
    Dexia Bank, New York Branch, 1.508%, 12/07/04 ......................................     50,000,000         50,003,495
    Landesbank Hessen Thueringen Giro., New York Branch, 1.11%,
     3/03/04 ...........................................................................     75,000,000         75,002,576
    Lloyds Bank PLC, New York Branch, 1.06% - 1.07%, 2/17/04 - 2/19/04 .................    150,000,000        150,000,000
    Rabobank Nederland NV, New York Branch, 1.06%, 4/05/04 - 4/22/04 ...................    150,000,000        149,998,837
    Royal Bank of Canada, New York Branch, 1.06% - 1.42%,
     4/27/04 - 10/22/04 ................................................................    125,000,000        125,005,272
    Royal Bank of Scotland NY, New York Branch, 1.08%, 1/08/04 -
     1/27/04 ...........................................................................    138,958,000        138,957,995
    Svenska Handelsbanken, New York Branch, 1.08% - 1.09%,
     1/13/04 - 2/23/04 .................................................................    100,000,000        100,000,433
    Toronto Dominion Bank, New York Branch, 1.075% - 1.085%,
     1/16/04 - 2/04/04 .................................................................    150,000,000        150,000,457
    UBS AG, Stamford, CT Branch, 1.075% - 1.305%, 4/14/04 - 4/22/04 ....................    150,000,000        150,001,133
    Wells Fargo Bank, San Francisco Branch, 1.05% - 1.07%,
     1/07/04 - 2/25/04 .................................................................    150,000,000        150,000,000
    Westdeutsche Landesbank, New York Branch, 1.09% - 1.25%,
     4/07/04 - 4/14/04 .................................................................     50,000,000         50,007,495
                                                                                                            ----------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,204,105,415) ................................                     2,204,105,415
                                                                                                            ----------------
    COMMERCIAL PAPER 45.5%
  a Abbott Laboratories, 1.04%, 3/08/04 ................................................     25,000,000         24,951,611
  a American International Group I, 1.07% - 1.085%, 2/20/04 - 2/26/04 ..................    100,000,000         99,841,431
  a ANZ (Delaware) Inc., 1.07% - 1.075%, 1/12/04 - 2/26/04 .............................    108,400,000        108,319,627
  a Citigroup Global Markets Holdings, 1.06% - 1.08%,
     1/05/04 - 1/15/04 .................................................................    150,000,000        149,968,035
  a Commonwealth Bank of Australia, 1.05% - 1.08%, 2/17/04 - 4/02/04 ...................    150,000,000        149,652,083
  a Den Danske Corp. Inc., 1.065% - 1.08%, 1/14/04 - 3/18/04 ...........................    150,000,000        149,743,642
  a Dexia Bank, 1.07% - 1.08%, 3/09/04 - 3/17/04 .......................................    100,000,000         99,790,528
  a Dupont De Nemours Inc., 1.05% - 1.07%, 2/10/04 - 2/23/04 ...........................     83,538,000         83,416,619
  a General Electric Capital Corp., 1.08% - 1.19%, 3/23/04 - 6/03/04 ...................    150,000,000        149,369,597
  a Goldman Sachs Group Inc, 1.07%, 1/09/04 - 1/16/04 ..................................    150,000,000        149,945,756
  a HBOS Treasury Services, 1.07% - 1.10%, 2/24/04 - 3/29/04 ...........................    146,600,000        146,256,749
  a Internationale Ned. U.S. Funding Corp., 1.08% - 1.10%,
     2/03/04 - 5/12/04 .................................................................    145,000,000        144,740,080
  a Merrill Lynch & Co Inc., 1.04%, 1/28/04 - 1/30/04 ..................................    150,000,000        149,878,667
  a Nestle Capital Corp., 1.05%, 2/24/04 ...............................................     50,000,000         49,921,250
  a Pfizer Inc., 1.05%, 1/06/04 - 1/07/04 ..............................................     72,000,000         71,988,462
  a Procter & Gamble Co., 1.05%, 2/09/04 ...............................................     50,000,000         49,943,125
  a Province of British Columbia, 1.11%, 4/19/04 .......................................     12,000,000         11,959,670
  a Shell Finance (UK) PLC, 1.06% - 1.07%, 2/09/04 - 3/09/04 ...........................    136,300,000        136,060,161
  a Societe Generale NA Inc., 1.075%, 3/15/04 - 3/17/04 ................................    150,000,000        149,664,063
  a Svenska Handelsbanken Inc., 1.07%, 2/11/04 .........................................     50,000,000         49,939,069
  a Toyota Motor Credit Corp., 1.05%, 1/23/04 - 3/11/04 ................................    134,600,000        134,464,219
  a Westdeutsche Landesbank, 1.065% - 1.08%, 1/09/04 - 3/11/04 .........................    100,000,000         99,929,750
  a Westpac Capital Corp., 1.07% - 1.115%, 2/10/04 - 4/20/04 ...........................    150,000,000        149,599,862
                                                                                                            ----------------
    TOTAL COMMERCIAL PAPER (COST $2,509,344,056) .......................................                     2,509,344,056
                                                                                                            ----------------




                                                          Semiannual Report | 15

The Money Market Portfolios

----------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY SECURITIES (COST $54,253,547) 1.0%
    FHLB, 1.07%, 12/23/04 ..............................................................   $ 54,280,000     $   54,253,547
                                                                                                            ----------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
    (COST $4,767,703,018) ..............................................................                     4,767,703,018
                                                                                                            ----------------
    REPURCHASE AGREEMENTS 17.1%
  b ABN AMRO Bank, NV, New York Branch, .90%, 1/02/04,
    (Maturity Value $365,018,250) ......................................................    365,000,000        365,000,000
     Collateralized by U.S. Government Agency Securities
  b Deutsche Bank Securities Inc., .80%, 1/02/04 (Maturity Value
    $107,954,798) ......................................................................    107,950,000        107,950,000
     Collateralized by U.S. Treasury Notes
  b Morgan Stanley & Co. Inc., .81%, 1/02/04 (Maturity Value
    $107,959,858) ......................................................................    107,955,000        107,955,000
     Collateralized by U.S. Treasury Notes
  b UBS Securities LLC, .85%, 1/02/04 (Maturity Value $365,017,236) ....................    365,000,000        365,000,000
     Collateralized by U.S. Government Agency Securities
                                                                                                            ----------------
    TOTAL REPURCHASE AGREEMENTS (COST $945,905,000) ....................................                       945,905,000
                                                                                                            ----------------
    TOTAL INVESTMENTS (COST $5,713,608,018) 103.5% .....................................                     5,713,608,018
    OTHER ASSETS, LESS LIABILITIES (3.5)% ..............................................                      (195,409,004)
                                                                                                            ----------------
    NET ASSETS 100.0% ..................................................................                    $5,518,199,014
                                                                                                            ================




aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.
bSee Note 1(b) regarding repurchase agreements.


16 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                     ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 2003                    YEAR ENDED JUNE 30,
                                                        (UNAUDITED)       2003        2002        2001        2000        1999
                                                     ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                     ---------------------------------------------------------------------------
Income from investment operations - net
 investment income ................................           .004        .013        .024        .056        .054        .049
Less distributions from net investment income .....          (.004)      (.013)      (.024)      (.056)      (.054)      (.049)
                                                     ---------------------------------------------------------------------------
Net asset value, end of period ....................          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                     ===========================================================================

Total return a ....................................           .44%       1.34%       2.43%       5.75%       5.48%       4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $184,898    $201,758    $226,676    $186,718    $221,993    $258,458
Ratios to average net assets:
 Expenses .........................................           .15% b      .15%        .15%        .15%        .15%        .15%
 Expenses excluding waiver by affiliate ...........           .16% b      .16%        .16%        .16%        .16%        .15%
 Net investment income ............................           .87% b     1.34%       2.33%       5.63%       5.36%       4.84%




aTotal return is not annualized for periods less than one year.
bAnnualized.




                     Semiannual Report | See notes to financial statements. | 17

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 29.3%
   U.S. Treasury Bill, 1/15/04 ...........................................................  $ 5,000,000      $  4,998,182
   U.S. Treasury Bill, 4/22/04 ...........................................................    5,000,000         4,984,211
   U.S. Treasury Bill, 5/06/04 ...........................................................    5,000,000         4,982,325
   U.S. Treasury Bill, 5/13/04 ...........................................................    5,000,000         4,980,604
   U.S. Treasury Bill, 5/27/04 ...........................................................    5,000,000         4,979,134
   U.S. Treasury Note, 3.625%, 3/31/04 ...................................................   10,000,000        10,063,689
   U.S. Treasury Note, 3.375%, 4/30/04 ...................................................    3,000,000         3,020,585
   U.S. Treasury Note, 2.875%, 6/30/04 ...................................................   11,000,000        11,094,281
   U.S. Treasury Note, 1.875%, 9/30/04 ...................................................    5,000,000         5,023,801
                                                                                                             --------------
   TOTAL GOVERNMENT SECURITIES (COST $54,126,812) ........................................                     54,126,812
                                                                                                             --------------
   REPURCHASE AGREEMENTS 70.6%
 a ABN AMRO Bank, N.V., New York Branch, .85%, 1/02/04
    (Maturity Value $8,000,378) ..........................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Banc of America Securities LLC, .77%, 1/02/04 (Maturity
    Value $8,000,342) ....................................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Barclays Capital Inc., .83%, 1/02/04 (Maturity Value $8,000,369) ......................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Bear, Stearns & Co. Inc., .80%, 1/02/04 (Maturity Value $8,000,356) ...................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Deutsche Bank Securities Inc., .80%, 1/02/04 (Maturity
    Value $33,331,481) ...................................................................   33,330,000        33,330,000
    Collateralized by U.S. Treasury Notes
 a Dresdner Kleinwort Wasserstein Securities LLC, .83%, 1/02/04
    (Maturity Value $8,000,369) ..........................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Goldman, Sachs, & Co., .80%, 1/02/04 (Maturity Value $8,000,356) ......................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Greenwich Capital Markets Inc., .83%, 1/02/04 (Maturity
    Value $8,000,369) ....................................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Morgan Stanley & Co. Inc., .81%, 1/02/04 (Maturity
    Value $33,336,500) ...................................................................   33,335,000        33,335,000
    Collateralized by U.S. Treasury Notes
 a UBS Securities LLC, .83%, 1/02/04 (Maturity Value $8,000,369) .........................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                             --------------
   TOTAL REPURCHASE AGREEMENTS (COST $130,665,000) .......................................                    130,665,000
                                                                                                             --------------
   TOTAL INVESTMENTS (COST $184,791,812) 99.9% ...........................................                    184,791,812
   OTHER ASSETS, LESS LIABILITIES .1% ....................................................                        106,245
                                                                                                             --------------
   NET ASSETS 100.0% .....................................................................                   $184,898,057
                                                                                                             ==============




aSee Note 1(b) regarding repurchase agreements.




18 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003 (unaudited)


                                                       ------------------------------
                                                                           THE U.S.
                                                                          GOVERNMENT
                                                             THE          SECURITIES
                                                        MONEY MARKET     MONEY MARKET
                                                          PORTFOLIO        PORTFOLIO
                                                       ------------------------------
Assets:
 Investments in securities, at value and cost ......    $4,767,703,018   $ 54,126,812
 Repurchase agreements, at value and cost ..........       945,905,000    130,665,000
 Cash ..............................................             7,568          1,953
 Interest receivable ...............................         4,959,814        136,991
                                                       ------------------------------
      Total assets .................................     5,718,575,400    184,930,756
                                                       ------------------------------
Liabilities:
 Payables:
  Investment securities purchased ..................       199,737,643             --
  Affiliates .......................................           604,940         20,339
  Professional fees ................................            28,952         12,194
 Other liabilities .................................             4,851            166
                                                       ------------------------------
      Total liabilities ............................       200,376,386         32,699
                                                       ------------------------------
Net assets, at value ...............................    $5,518,199,014   $184,898,057
                                                       ==============================
Shares outstanding .................................     5,518,199,014    184,898,057
                                                       ==============================
Net asset value per share ..........................             $1.00          $1.00
                                                       ==============================


                     Semiannual Report | See notes to financial statements. | 19

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2003 (unaudited)


                                                                             -----------------------------
                                                                                               THE U.S.
                                                                                              GOVERNMENT
                                                                                  THE         SECURITIES
                                                                             MONEY MARKET    MONEY MARKET
                                                                               PORTFOLIO       PORTFOLIO
                                                                             -----------------------------
Investment income:
 Interest .................................................................   $28,081,749     $1,001,989
                                                                             -----------------------------
Expenses:
 Management fees (Note 3) .................................................     3,870,224        146,362
 Custodian fees ...........................................................        26,180          1,114
 Professional fees ........................................................        25,843         10,414
 Other ....................................................................        56,137          1,517
                                                                             -----------------------------
      Total expenses ......................................................     3,978,384        159,407
      Expenses waived by affiliate (Note 3) ...............................      (108,026)       (10,891)
                                                                             -----------------------------
       Net expenses .......................................................     3,870,358        148,516
                                                                             -----------------------------
        Net investment income .............................................    24,211,391        853,473
                                                                             -----------------------------
Net realized gain (loss) from investments .................................            --          5,742
                                                                             -----------------------------
Net increase (decrease) in net assets resulting from operations ...........   $24,211,391     $  859,215
                                                                             =============================


20 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS for the six months ended December 31, 2003 (unaudited) and the year ended June 30, 2003


                                            ---------------------------------------------------------------------
                                                                                 THE U.S. GOVERNMENT SECURITIES
                                               THE MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                            ---------------------------------------------------------------------
                                               SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                  ENDED            ENDED              ENDED            ENDED
                                            DECEMBER 31, 2003  JUNE 30, 2003    DECEMBER 31, 2003  JUNE 30, 2003
                                            ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................  $   24,211,391  $   73,176,506      $    853,473     $  2,883,855
  Net realized gain (loss)
   from investments .......................              --          19,063             5,742               --
                                            ---------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..........      24,211,391      73,195,569           859,215        2,883,855
 Distributions to shareholders from net
 investment income ........................     (24,211,391)    (73,195,569) a       (859,215) b    (2,883,855)
 Capital share transactions
  (Note 2) ................................     186,999,301     597,003,871       (16,859,972)     (24,918,467)
                                            ---------------------------------------------------------------------
      Net increase (decrease) in
       net assets .........................     186,999,301     597,003,871       (16,859,972)     (24,918,467)
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period .....................   5,331,199,713   4,734,195,842       201,758,029      226,676,496
                                            ---------------------------------------------------------------------
  End of period ...........................  $5,518,199,014  $5,331,199,713      $184,898,057     $201,758,029
                                            =====================================================================



aDistributions were increased by a net realized gain from investments of $19,063.
bDistributions were increased by a net realized gain from investmentsof $5,742.


                     Semiannual Report | See notes to financial statements. | 21

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2003, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for income taxes because each portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.







22 | Semiannual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each portfolio to the combined net assets. Other expenses are charged to each portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.










                                                          Semiannual Report | 23

The Money Market Portfolios

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                                     -------------------------------------
                                                                                             THE U.S.
                                                                                            GOVERNMENT
                                                                           THE              SECURITIES
                                                                      MONEY MARKET         MONEY MARKET
                                                                        PORTFOLIO           PORTFOLIO
                                                                     -------------------------------------
Six months ended December 31, 2003
 Shares sold ......................................................  $ 2,857,333,193      $  80,579,932
 Shares issued in reinvestment of distributions ...................       24,213,385            858,973
 Shares redeemed ..................................................   (2,694,547,277)       (98,298,877)
                                                                     -------------------------------------
 Net increase (decrease) ..........................................  $   186,999,301      $ (16,859,972)
                                                                     =====================================
Year ended June 30, 2003
 Shares sold ......................................................  $ 6,279,565,500      $ 309,427,987
 Shares issued in reinvestment of distributions ...................       73,193,516          2,884,175
 Shares redeemed ..................................................   (5,755,755,145)      (337,230,629)
                                                                     -------------------------------------
 Net increase (decrease) ..........................................  $   597,003,871      $ (24,918,467)
                                                                     =====================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers Inc. (Advisers) and Franklin/Templeton Investor Services LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.








24 | Semiannual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

At December 31, 2003, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                       ------------------------------------
                                                                                                          PERCENTAGE OF
                                                                                         SHARES          OUTSTANDING SHARES
                                                                                       ------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..............................  3,464,130,196           62.78%
Franklin Money Fund .................................................................  1,720,139,543           31.17%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .........................    213,907,784            3.88%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund .........................................................................    120,021,491            2.17%

At December 31, 2003, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                       ------------------------------------
                                                                                                          PERCENTAGE OF
                                                                                         SHARES          OUTSTANDING SHARES
                                                                                       ------------------------------------
Franklin Federal Money Fund .........................................................    112,150,304              60.66%
Institutional Fiduciary Trust - Franklin U.S. Government Securities
 Money Market Portfolio .............................................................     72,747,753              39.34%


4. INCOME TAXES

At December 31, 2003, the cost of investments for book and income tax purposes were the same.






                                                          Semiannual Report | 25

The Money Market Portfolios

5. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. The Company and the funds may be named in similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.







26 | Semiannual Report

The Money Market Portfolios

5. REGULATORY MATTERS (CONTINUED)

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the funds' investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the funds' management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the funds is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the funds or their shareholders whole, as appropriate.

                                                          Semiannual Report | 27

Institutional Fiduciary Trust

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.



28 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6, 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


11/03    Not part of the annual report

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906



SEMIANNUAL REPORT
INSTITUTIONAL FIDUCIARY TRUST

INVESTMENT MANAGER AND ADMINISTRATOR
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
1-800/321-8563

For a prospectus on any Franklin Templeton fund, please contact a Franklin Templeton Institutional Services Representative, toll free, at 1-800/321-8563. A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money.
To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

149 S2003 02/04









Semi
Annual
Report

[GRAPHIC OMITTED]

                                                               DECEMBER 31, 2003


INSTITUTIONAL FIDUCIARY TRUST

   FRANKLIN'S IFT MONEY MARKET PORTFOLIO

   FRANKLIN U.S. GOVERNMENT SECURITIES
   MONEY MARKET PORTFOLIO



                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

REGULATORY UPDATE

AS OF FEBRUARY 12, 2004


To Our Valued Shareholders:

In our efforts to fulfill our ongoing commitment to providing you with timely and accurate information, we have prepared this statement to give you an overview of current industry issues as they pertain to Franklin Resources, Inc. (Franklin Templeton Investments) and our subsidiary companies (the "Company"). Any further updates on these and other matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries, alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. The Company and the Funds may be named in similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Funds' investment adviser and/or an affiliate adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on a fund is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, we have committed to making the funds or their shareholders whole, as appropriate.

SEMIANNUAL REPORT



FRANKLIN'S
IFT MONEY MARKET PORTFOLIO


--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN'S IFT MONEY MARKET PORTFOLIO SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL. THE FUND INVESTS ALL OF ITS ASSETS IN THE SHARES OF THE MONEY MARKET PORTFOLIO (THE PORTFOLIO), WHICH HAS THE SAME INVESTMENT GOAL. THE PORTFOLIO, IN TURN, INVESTS IN VARIOUS MONEY MARKET INSTRUMENTS SUCH AS U.S. GOVERNMENT SECURITIES AND OTHER U.S. DOLLAR-DENOMINATED SECURITIES. THE FUND ATTEMPTS TO MAINTAIN A STABLE $1.00 SHARE PRICE. 1
--------------------------------------------------------------------------------


This semiannual report for Franklin's IFT Money Market Portfolio covers the six-month period ended December 31, 2003.


PERFORMANCE OVERVIEW
Relatively steady, low interest rates resulted in minimal changes for money market portfolio yields. In this environment, the Fund's seven-day effective yield fell from 0.83% on June 30, 2003, to 0.75% on December 31, 2003.


ECONOMIC AND MARKET OVERVIEW
During the six months ended December 31, 2003, many factors strongly impacted the U.S. economy and markets. Uncertainty about economic recovery and geopolitical events pushed U.S.




1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 14.

CONTENTS

SEMIANNUAL REPORT


Franklin's IFT
Money Market Portfolio ...................  1

Franklin U.S. Government
Securities Money Market
Portfolio ................................  6

Financial Highlights &
Statements of Investments ................ 13

Financial Statements ..................... 17

Notes to
Financial Statements ..................... 20

Proxy Voting Policies
and Procedures ........................... 38





[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF PYRAMID IMAGE AS FOLLOWS:
Global
Growth
Growth & Income
Income
Tax-Free Income
interest rates to their lowest level in more than four decades in June 2003. For consumers, historically low mortgage rates enabled many homeowners to refinance their mortgages, and refinancing applications reached their highest levels on record. The U.S. government injected fiscal stimulus into the economy, approving another round of tax cuts and rebates that included dividend and capital gains tax reductions. Additionally, the refinancing activity, rising home values and stabilizing equity markets improved consumers' net worths and allowed them to continue spending, which helped keep the economy moving forward.

Increases in business spending also helped economic growth. After having been largely absent since the end of 2000, business spending improved in the latter half of 2003. Nonresidential fixed investment increased 12.8% annualized in the third quarter of 2003, the highest increase since the second quarter of 2000. Lower interest rates during the past year allowed many businesses the opportunity to refinance their old debt at more attractive levels. This helped enhance business operating performance. Additionally, businesses continued to achieve productivity gains by reducing their labor forces and taking advantage of recent technology investments. Higher productivity levels helped dampen inflation. Core inflation (excluding food and energy), as measured by the Consumer Price Index, rose a modest 1.1% for the year. Expectations for lower inflation contributed to the historically lower overall interest rate environment during the period.

Employment, an area of concern, made some gains during the period. The unemployment rate began the period at 6.2% and declined to 5.7% by period-end. With inflation expectations muted, the Federal Reserve Board maintained its accommodative stance and kept the federal funds target rate at 1.00% through period-end.






SEMIANNUAL REPORT  2

INVESTMENT STRATEGY
Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.


MANAGER'S DISCUSSION
We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2003, more than 85% of the securities purchased for the Portfolio carried an AA or higher long-term credit rating by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A. 2 We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.



2. These do not indicate ratings of the Fund.

This discussion reflects our analysis, opinions and portfolio holdings as of December 31, 2003, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                                             SEMIANNUAL REPORT 3

FRANKLIN'S
IFT MONEY MARKET PORTFOLIO

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
THE MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/03
Certificates of Deposit                       38.6%
Commercial Paper                              43.9%
Repurchase Agreements                         16.6%
U.S. Government Agency Securities              0.9%



Franklin's IFT Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o U.S. government and federal agency obligations 3
o Certificates of deposit
o Bank notes o High-grade commercial paper
o High-grade short-term corporate obligations
o Repurchase agreements collateralized by U.S. government securities 3

The Portfolio's composition as a percentage of total investments on December 31, 2003, is shown to the left.



3. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 14 of this report.

SEMIANNUAL REPORT 4

PERFORMANCE SUMMARY

The Fund's seven-day effective yield began the reporting period at 0.83% (as of June 30, 2003) and ended at 0.75% on December 31, 2003. The average weighted maturity was 54 days as of June 30, 2003, and 54 days as of December 31, 2003.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
FRANKLIN'S IFT MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional Money Market Funds Index 4
Periods ended December 31, 2003
                            Franklin's               Lipper Institutional
                    IFT Money Market Portfolio     Money Market Funds Index
One-Year                         0.86%                         1.05%
Three-Year                       6.69%                         7.08%
Five-Year                       18.90%                        19.74%
Ten-Year                        53.94%                        54.34%


[SIDEBAR]
FRANKLIN'S
IFT MONEY MARKET PORTFOLIO
Period ended December 31, 2003

----------------------------------

Seven-day current yield 5    0.74%

Seven-day effective yield 5  0.75%

Average weighted maturity  54 days



4. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2003, there were 277 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.
5. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses. Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 0.73% and 0.74%, respectively. Franklin Advisers, Inc., may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

                                                             SEMIANNUAL REPORT 5

FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL. THE FUND INVESTS ALL OF ITS ASSETS IN THE SHARES OF THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO (THE PORTFOLIO), WHICH HAS THE SAME INVESTMENT GOAL. AT PRESENT, THE PORTFOLIO'S POLICY IS TO LIMIT INVESTMENTS TO U.S. TREASURY BILLS, NOTES AND BONDS, AND TO REPURCHASE AGREEMENTS COLLATERALIZED BY SUCH SECURITIES. THE FUND ATTEMPTS TO MAINTAIN A STABLE $1.00 SHARE PRICE. 1
--------------------------------------------------------------------------------


This semiannual report for Franklin U.S. Government Securities Money Market Portfolio covers the six-month period ended December 31, 2003.


PERFORMANCE OVERVIEW
Relatively steady, low interest rates resulted in minimal changes for money market portfolio yields. In this environment, the Fund's seven-day effective yield fell from 0.71% on June 30, 2003, to 0.65% on December 31, 2003.



1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These do not indicate ratings of the Fund.
The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 16.

SEMIANNUAL REPORT 6

ECONOMIC AND MARKET OVERVIEW
During the six months ended December 31, 2003, many factors strongly impacted the U.S. economy and markets. Uncertainty about economic recovery and geopolitical events pushed U.S. interest rates to their lowest level in more than four decades in June 2003. For consumers, historically low mortgage rates enabled many homeowners to refinance their mortgages, and refinancing applications reached their highest levels on record. The U.S. government injected fiscal stimulus into the economy, approving another round of tax cuts and rebates that included dividend and capital gains tax reductions. Additionally, the refinancing activity, rising home values and stabilizing equity markets improved consumers' net worths and allowed them to continue spending, which helped keep the economy moving forward.

Increases in business spending also helped economic growth. After having been largely absent since the end of 2000, business spending improved in the latter half of 2003. Nonresidential fixed investment increased 12.8% annualized in the third quarter of 2003, the highest increase since the second quarter of 2000. Lower interest rates during the past year allowed many businesses the opportunity to refinance their old debt at more attractive levels. This helped enhance business operating performance. Additionally, businesses continued to achieve productivity gains by reducing their labor forces and taking advantage of recent technology investments. Higher productivity levels helped dampen inflation. Core inflation (excluding food and energy), as measured by the Consumer Price Index, rose a modest 1.1% for the year. Expectations for lower inflation contributed to the historically lower overall interest rate environment during the period.






                                                             SEMIANNUAL REPORT 7

Employment, an area of concern, made some gains during the period. The unemployment rate began the period at 6.2% and declined to 5.7% by period-end. With inflation expectations muted, the Federal Reserve Board maintained its accommodative stance and kept the federal funds target rate at 1.00% through period-end.


INVESTMENT STRATEGY
Consistent with our strategy, we invest, through the Portfolio, only in marketable obligations issued or guaranteed by the U.S. government or with a guarantee supported by the full faith and credit of the U.S. government, repurchase agreements collateralized by these securities, and stripped securities, which are separate income and principal components of a debt security. 2 A repurchase agreement is an agreement to buy a security and then sell it back after a short period of time (generally, less than seven days) at a higher price. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.






2. Yield and share price are not guaranteed and will vary with market conditions. U.S. government securities owned by the Portfolio or held under repurchase agreement, but not shares of the Portfolio, are guaranteed by the U.S. government, its agencies or instrumentalities.

SEMIANNUAL REPORT 8

MANAGER'S DISCUSSION
We continued to invest the Portfolio's assets only in U.S. Treasury obligations and repurchase agreements backed by U.S. Treasury securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.



--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of December 31, 2003, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

                                                             SEMIANNUAL REPORT 9

FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/03
Repurchase Agreements            70.7%
U.S. Treasury Notes              15.8%
U.S. Treasury Bills              13.5%


The Franklin U.S. Government Securities Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. It pursues its objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, stripped securities (which are separate income and principal components of a debt security) and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. 3 The Portfolio's composition as a percentage of total investment on December 31, 2003, is shown to the left.



3. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

An investment in the Franklin U.S. Government Securities Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 16 of this report.

SEMIANNUAL REPORT 10

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time (1:30 p.m. Pacific time). This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow the money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to other money market funds in the Trust. 4



4. The exchange program may be modified or discontinued by the Fund. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each Fund's prospectus.

                                                            SEMIANNUAL REPORT 11

PERFORMANCE SUMMARY

[SIDEBAR]
FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET
PORTFOLIO
Period ended December 31, 2003

----------------------------------

Seven-day current yield 6    0.65%

Seven-day effective yield 6  0.65%

Average weighted maturity  41 days


5. Source for Lipper Institutional U.S. Government Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2003, there were 146 funds in the institutional U.S. government money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.
6. The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses. Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 0.59% and 0.59%, respectively. Franklin Advisers, Inc., may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.


The Fund's seven-day effective yield began the reporting period at 0.71% (as of June 30, 2003) and ended at 0.65% as of December 31, 2003. The average weighted maturity was 48 days as of June 30, 2003, compared to 41 days as of December 31, 2003.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
FRANKLIN'S IFT MONEY MARKET PORTFOLIO
FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional U.S. Government Money Market Funds Index 5
Periods ended December 31, 2003
                             Franklin U.S.             Lipper Institutional
                          Government Securities     U.S. Government Money Market
                          Money Market Portfolio             Funds Index

One-Year                            0.80%                        0.85%
Three-Year                          6.18%                        6.27%
Five-Year                          17.78%                       17.78%
Ten-Year                           51.66%                       50.02%


Past performance does not guarantee future results.

SEMIANNUAL REPORT 12

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

MONEY MARKET PORTFOLIO

                                             ----------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             DECEMBER 31, 2003                  YEAR ENDED JUNE 30,
                                                (UNAUDITED)        2003        2002        2001        2000        1999
                                             ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......          $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                             ----------------------------------------------------------------------------
Income from investment operations -
 net investment income ....................           .004         .012        .024        .057        .054        .049
Less distributions from net
investment income .........................          (.004)       (.012)      (.024)      (.057)      (.054)      (.049)
                                             ----------------------------------------------------------------------------
Net asset value, end of period ............          $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                             ============================================================================

Total return a ............................           .37%        1.20%       2.42%       5.84%       5.54%       5.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........     $3,463,149   $2,997,651  $2,342,404  $2,046,618  $1,010,170  $1,289,010
Ratios to average net assets:
 Expenses b ...............................           .35% c       .35%        .35%        .35%        .35%        .31%
 Expenses excluding waiver and
  payments by affiliate b .................           .36% c       .36%        .38%        .37%        .40%        .33%
 Net investment income ....................           .74% c      1.19%       2.30%       5.64%       5.48%       4.82%


aTotal return is not annualized for periods less than one year.
bThe expense ratio includes the Fund's share of the Portfolio's allocated expenses.
cAnnualized.

                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 13

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



MONEY MARKET PORTFOLIO                                                         SHARES             VALUE
-------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS (COST $3,464,130,196) 100.0%
The Money Market Portfolio (Note 1)                                         3,464,130,196     $3,464,130,196
OTHER ASSETS, LESS LIABILITIES                                                                      (981,604)
                                                                                              ---------------
NET ASSETS 100.0%                                                                             $3,463,148,592
                                                                                              ===============


                       See notes to financial statements.

SEMIANNUAL REPORT 14

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                             SIX MONTHS ENDED
                                             DECEMBER 31, 2003              YEAR ENDED JUNE 30,
                                                               ------------------------------------------------
                                                (UNAUDITED)     2003       2002      2001      2000      1999
                                             ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......          $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
                                             ------------------------------------------------------------------
Income from investment operations -
 net investment income ....................           .003      .011       .022      .054      .051      .047
Less distributions from net
 investment income ........................          (.003)    (.011)     (.022)    (.054)    (.051)    (.047)
                                             ------------------------------------------------------------------
Net asset value, end of period ............          $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
                                             ==================================================================

Total return a ............................           .34%     1.14%      2.22%     5.52%     5.27%     4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........        $72,710   $76,074    $85,057   $53,887   $56,436  $111,566
Ratios to average net assets:
 Expenses b ...............................           .35% c    .35%       .35%      .35%      .35%      .30%
 Expenses excluding waiver and payments
  by affiliate b ..........................           .44% c    .43%       .42%      .46%      .43%      .34%
 Net investment income ....................           .67% c   1.14%      2.06%     5.40%     5.08%     4.69%


aTotal return is not annualized for periods less than one year.
bThe expense ratio includes the Fund's share of the Portfolio's allocated expenses.
cAnnualized.

                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 15

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                           SHARES       VALUE
--------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS (COST $72,747,753) 100.1%
The U.S. Government Securities Money Market Portfolio (Note 1) ...................  72,747,753  $72,747,753
OTHER ASSETS, LESS LIABILITIES (.1)% .............................................                  (37,689)
                                                                                                --------------
NET ASSETS 100.0% ................................................................              $72,710,064
                                                                                                ==============


                       See notes to financial statements.

SEMIANNUAL REPORT 16

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)


                                                                    FRANKLIN
                                                                U.S. GOVERNMENT
                                                 MONEY MARKET   SECURITIES MONEY
                                                   PORTFOLIO    MARKET PORTFOLIO
                                                --------------------------------
Assets:
 Investments in securities, at value and cost . $3,464,130,196    $72,747,753
                                                --------------------------------
Liabilities:
 Payables:
  Affiliates ..................................        461,533          7,695
  Professional fees ...........................         21,558         13,688
  Reports to shareholders .....................            880          3,763
 Distributions to shareholders ................        483,400         10,190
 Other liabilities ............................         14,233          2,353
                                                --------------------------------
      Total liabilities .......................        981,604         37,689
                                                --------------------------------
Net assets, at value .......................... $3,463,148,592    $72,710,064
                                                ================================
Shares outstanding ............................  3,463,148,592     72,710,064
                                                ================================
Net asset value per share .....................          $1.00          $1.00
                                                ================================


                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 17

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)


                                                                                              FRANKLIN
                                                                                           U.S. GOVERNMENT
                                                                        MONEY MARKET      SECURITIES MONEY
                                                                          PORTFOLIO       MARKET PORTFOLIO
                                                                        -----------------------------------
Investment income:
 Dividends ...........................................................   $13,716,297         $314,423
                                                                        -----------------------------------
Expenses:
 Administrative fees (Note 3) ........................................     2,925,166           72,429
 Transfer agent fees (Note 3) ........................................        18,834            2,876
 Reports to shareholders .............................................         8,245            3,687
 Registration and filing fees ........................................        72,126            8,701
 Professional fees ...................................................        14,233            9,963
 Trustees' fees and expenses .........................................        17,126              745
 Other ...............................................................        80,795            4,785
                                                                        -----------------------------------
      Total expenses .................................................     3,136,525          103,186
      Expenses waived by affiliate (Note 3) ..........................      (213,507)         (30,777)
                                                                        -----------------------------------
       Net expenses ..................................................     2,923,018           72,409
                                                                        -----------------------------------
        Net investment income ........................................    10,793,279          242,014
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations ......   $10,793,279         $242,014
                                                                        ===================================


                       See notes to financial statements.

SEMIANNUAL REPORT 18

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2003

                                                                                    FRANKLIN U.S. GOVERNMENT SECURITIES
                                                         MONEY MARKET PORTFOLIO            MONEY MARKET PORTFOLIO
                                                   ---------------------------------------------------------------------
                                                       SIX MONTHS         YEAR             SIX MONTHS         YEAR
                                                          ENDED           ENDED               ENDED           ENDED
                                                   DECEMBER 31, 2003  JUNE 30, 2003    DECEMBER 31, 2003   JUNE 30, 2003
                                                   ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................   $   10,793,279  $   33,207,731      $   242,014       $   861,970
 Distributions to shareholders from
  net investment income ..........................      (10,793,279)    (33,207,731)        (242,014)         (861,970)
 Capital share transactions (Note 2) .............      465,497,906     655,246,440       (3,363,894)       (8,983,050)
                                                   ---------------------------------------------------------------------
Net increase (decrease) in net assets ............      465,497,906     655,246,440       (3,363,894)       (8,983,050)
Net assets (there is no undistributed net
 investment income at beginning or end of period):
  Beginning of period ............................    2,997,650,686   2,342,404,246       76,073,958        85,057,008
                                                   ---------------------------------------------------------------------
  End of period ..................................   $3,463,148,592  $2,997,650,686      $72,710,064       $76,073,958
                                                   =====================================================================

                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 19

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of five separate series. All Funds included in this report (the Funds) are diversified. The investment objective of the Funds included in this report is to seek high current income consistent with the preservation of capital and liquidity.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds'. The financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Shares of the Money Market Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At December 31, 2003, investment companies managed by Advisers or its affiliates owned 2,298,199,076 shares of the Money Market Fund.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

The Money Market Fund and the U.S. Government Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, respectively. At December 31, 2003, the Money Market Fund owns 62.78% of The Money Market Portfolio and the U.S. Government Fund owns 39.34% of The U.S. Government Securities Money Market Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.








SEMIANNUAL REPORT 20

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2003, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares at $1.00 per share were as follows:

                                                                                                      FRANKLIN
                                                                                                   U.S. GOVERNMENT
                                                                                                     SECURITIES
                                                                               MONEY MARKET         MONEY MARKET
                                                                                 PORTFOLIO            PORTFOLIO
                                                                             ---------------------------------------
Six months ended December 31, 2003
 Shares sold .............................................................   $  8,040,215,949       $  50,944,884
 Shares issued in reinvestment of distributions ..........................          7,995,258             189,263
 Shares redeemed .........................................................     (7,582,713,301)        (54,498,041)
                                                                             ---------------------------------------
 Net increase (decrease) .................................................   $    465,497,906       $  (3,363,894)
                                                                             =======================================
Year ended June 30, 2003
 Shares sold .............................................................   $ 15,642,647,649       $ 222,962,839
 Shares issued in reinvestment of distributions ..........................         29,526,485             750,103
 Shares redeemed .........................................................    (15,016,927,694)       (232,695,992)
                                                                             ---------------------------------------
 Net increase (decrease) .................................................   $    655,246,440       $  (8,983,050)
                                                                             =======================================









                                                            SEMIANNUAL REPORT 21

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited) (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investor Services LLC (Investor Services), the Funds' administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolios.

The Funds pay an administrative fee to Advisers of .20% per year of the average daily net assets of each Fund. Advisers agreed in advance to waive administrative fees as noted in the Statement of Operations.

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                    FRANKLIN
                                 U.S. GOVERNMENT
                                SECURITIES MONEY
                                MARKET PORTFOLIO
                                ----------------
Transfer agent fees ...........     $1,989


4. INCOME TAXES

At December 31, 2003, the cost of investments for book and tax purposes were the same.


5. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. The Company and the Funds may be named in similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.







SEMIANNUAL REPORT 22

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited) (CONTINUED)

5. REGULATORY MATTERS (CONT.)

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Funds' investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Funds' management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Funds is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Funds or their shareholders whole, as appropriate.





                                                            SEMIANNUAL REPORT 23

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE MONEY MARKET PORTFOLIO

                                            ------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2003                         YEAR ENDED JUNE 30,
                                               (UNAUDITED)         2003          2002          2001         2000          1999
                                            ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of
 period ..................................          $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
                                            ------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...................           .005          .014          .026          .059         .056          .051
Less distributions from net investment
 income ..................................          (.005)        (.014)        (.026)        (.059)       (.056)        (.051)
                                            ------------------------------------------------------------------------------------
Net asset value, end of period ...........          $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
                                            ====================================================================================

Total return a ...........................           .47%         1.41%         2.63%         6.08%        5.75%         5.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........     $5,518,199    $5,331,200    $4,734,196    $4,490,919   $4,144,043    $3,672,404
Ratios to average net assets:
 Expenses ................................           .15% b        .15%          .15%          .15%         .15%          .15%
 Expenses excluding waiver by
  affiliate ..............................           .15% b        .15%          .16%          .16%         .16%          .15%
 Net investment income ...................           .94% b       1.39%         2.56%         5.91%        5.65%         5.04%




aTotal return is not annualized for periods less than one year.
bAnnualized.


24 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 39.9%
    Australia & New Zealand Banking Group, New York Branch, 1.08% - 1.085%,
     1/21/04 - 3/04/04 .................................................................   $ 50,000,000     $   50,000,357
    Bank of Montreal, Chicago Branch, 1.08% - 1.133%,
     2/18/04 - 4/30/04 .................................................................    150,000,000        150,001,490
    Bank of Nova Scotia, Portland Branch, 1.08%, 1/21/04 - 2/20/04 .....................    150,000,000        150,000,000
    Banque Nationale De Paris, New York Branch, 1.08% - 1.35%,
     1/14/04 - 4/13/04 .................................................................    150,000,000        150,000,560
    Barclays Bank PLC, New York Branch, 1.09% - 1.10%, 3/05/04 -
     4/09/04 ...........................................................................    100,000,000        100,002,498
    Bayerische Landesbank Girozen, New York Branch, 1.06% - 2.10%,
     3/12/04 - 4/26/04 .................................................................    160,000,000        160,120,682
    Credit Agricole, New York Branch, 1.06% - 1.43%, 1/05/04 -
     10/22/04 ..........................................................................    155,000,000        155,002,135
    Dexia Bank, New York Branch, 1.508%, 12/07/04 ......................................     50,000,000         50,003,495
    Landesbank Hessen Thueringen Giro., New York Branch, 1.11%,
     3/03/04 ...........................................................................     75,000,000         75,002,576
    Lloyds Bank PLC, New York Branch, 1.06% - 1.07%, 2/17/04 - 2/19/04 .................    150,000,000        150,000,000
    Rabobank Nederland NV, New York Branch, 1.06%, 4/05/04 - 4/22/04 ...................    150,000,000        149,998,837
    Royal Bank of Canada, New York Branch, 1.06% - 1.42%,
     4/27/04 - 10/22/04 ................................................................    125,000,000        125,005,272
    Royal Bank of Scotland NY, New York Branch, 1.08%, 1/08/04 -
     1/27/04 ...........................................................................    138,958,000        138,957,995
    Svenska Handelsbanken, New York Branch, 1.08% - 1.09%,
     1/13/04 - 2/23/04 .................................................................    100,000,000        100,000,433
    Toronto Dominion Bank, New York Branch, 1.075% - 1.085%,
     1/16/04 - 2/04/04 .................................................................    150,000,000        150,000,457
    UBS AG, Stamford, CT Branch, 1.075% - 1.305%, 4/14/04 - 4/22/04 ....................    150,000,000        150,001,133
    Wells Fargo Bank, San Francisco Branch, 1.05% - 1.07%,
     1/07/04 - 2/25/04 .................................................................    150,000,000        150,000,000
    Westdeutsche Landesbank, New York Branch, 1.09% - 1.25%,
     4/07/04 - 4/14/04 .................................................................     50,000,000         50,007,495
                                                                                                            ----------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,204,105,415) ................................                     2,204,105,415
                                                                                                            ----------------
    COMMERCIAL PAPER 45.5%
  a Abbott Laboratories, 1.04%, 3/08/04 ................................................     25,000,000         24,951,611
  a American International Group I, 1.07% - 1.085%, 2/20/04 - 2/26/04 ..................    100,000,000         99,841,431
  a ANZ (Delaware) Inc., 1.07% - 1.075%, 1/12/04 - 2/26/04 .............................    108,400,000        108,319,627
  a Citigroup Global Markets Holdings, 1.06% - 1.08%,
     1/05/04 - 1/15/04 .................................................................    150,000,000        149,968,035
  a Commonwealth Bank of Australia, 1.05% - 1.08%, 2/17/04 - 4/02/04 ...................    150,000,000        149,652,083
  a Den Danske Corp. Inc., 1.065% - 1.08%, 1/14/04 - 3/18/04 ...........................    150,000,000        149,743,642
  a Dexia Bank, 1.07% - 1.08%, 3/09/04 - 3/17/04 .......................................    100,000,000         99,790,528
  a Dupont De Nemours Inc., 1.05% - 1.07%, 2/10/04 - 2/23/04 ...........................     83,538,000         83,416,619
  a General Electric Capital Corp., 1.08% - 1.19%, 3/23/04 - 6/03/04 ...................    150,000,000        149,369,597
  a Goldman Sachs Group Inc, 1.07%, 1/09/04 - 1/16/04 ..................................    150,000,000        149,945,756
  a HBOS Treasury Services, 1.07% - 1.10%, 2/24/04 - 3/29/04 ...........................    146,600,000        146,256,749
  a Internationale Ned. U.S. Funding Corp., 1.08% - 1.10%,
     2/03/04 - 5/12/04 .................................................................    145,000,000        144,740,080
  a Merrill Lynch & Co Inc., 1.04%, 1/28/04 - 1/30/04 ..................................    150,000,000        149,878,667
  a Nestle Capital Corp., 1.05%, 2/24/04 ...............................................     50,000,000         49,921,250
  a Pfizer Inc., 1.05%, 1/06/04 - 1/07/04 ..............................................     72,000,000         71,988,462
  a Procter & Gamble Co., 1.05%, 2/09/04 ...............................................     50,000,000         49,943,125
  a Province of British Columbia, 1.11%, 4/19/04 .......................................     12,000,000         11,959,670
  a Shell Finance (UK) PLC, 1.06% - 1.07%, 2/09/04 - 3/09/04 ...........................    136,300,000        136,060,161
  a Societe Generale NA Inc., 1.075%, 3/15/04 - 3/17/04 ................................    150,000,000        149,664,063
  a Svenska Handelsbanken Inc., 1.07%, 2/11/04 .........................................     50,000,000         49,939,069
  a Toyota Motor Credit Corp., 1.05%, 1/23/04 - 3/11/04 ................................    134,600,000        134,464,219
  a Westdeutsche Landesbank, 1.065% - 1.08%, 1/09/04 - 3/11/04 .........................    100,000,000         99,929,750
  a Westpac Capital Corp., 1.07% - 1.115%, 2/10/04 - 4/20/04 ...........................    150,000,000        149,599,862
                                                                                                            ----------------
    TOTAL COMMERCIAL PAPER (COST $2,509,344,056) .......................................                     2,509,344,056
                                                                                                            ----------------




                                                          Semiannual Report | 25

The Money Market Portfolios

----------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY SECURITIES (COST $54,253,547) 1.0%
    FHLB, 1.07%, 12/23/04 ..............................................................   $ 54,280,000     $   54,253,547
                                                                                                            ----------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
    (COST $4,767,703,018) ..............................................................                     4,767,703,018
                                                                                                            ----------------
    REPURCHASE AGREEMENTS 17.1%
  b ABN AMRO Bank, NV, New York Branch, .90%, 1/02/04,
    (Maturity Value $365,018,250) ......................................................    365,000,000        365,000,000
     Collateralized by U.S. Government Agency Securities
  b Deutsche Bank Securities Inc., .80%, 1/02/04 (Maturity Value
    $107,954,798) ......................................................................    107,950,000        107,950,000
     Collateralized by U.S. Treasury Notes
  b Morgan Stanley & Co. Inc., .81%, 1/02/04 (Maturity Value
    $107,959,858) ......................................................................    107,955,000        107,955,000
     Collateralized by U.S. Treasury Notes
  b UBS Securities LLC, .85%, 1/02/04 (Maturity Value $365,017,236) ....................    365,000,000        365,000,000
     Collateralized by U.S. Government Agency Securities
                                                                                                            ----------------
    TOTAL REPURCHASE AGREEMENTS (COST $945,905,000) ....................................                       945,905,000
                                                                                                            ----------------
    TOTAL INVESTMENTS (COST $5,713,608,018) 103.5% .....................................                     5,713,608,018
    OTHER ASSETS, LESS LIABILITIES (3.5)% ..............................................                      (195,409,004)
                                                                                                            ----------------
    NET ASSETS 100.0% ..................................................................                    $5,518,199,014
                                                                                                            ================




aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.
bSee Note 1(b) regarding repurchase agreements.


26 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                     ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 2003                    YEAR ENDED JUNE 30,
                                                        (UNAUDITED)       2003        2002        2001        2000        1999
                                                     ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                     ---------------------------------------------------------------------------
Income from investment operations - net
 investment income ................................           .004        .013        .024        .056        .054        .049
Less distributions from net investment income .....          (.004)      (.013)      (.024)      (.056)      (.054)      (.049)
                                                     ---------------------------------------------------------------------------
Net asset value, end of period ....................          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                     ===========================================================================

Total return a ....................................           .44%       1.34%       2.43%       5.75%       5.48%       4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $184,898    $201,758    $226,676    $186,718    $221,993    $258,458
Ratios to average net assets:
 Expenses .........................................           .15% b      .15%        .15%        .15%        .15%        .15%
 Expenses excluding waiver by affiliate ...........           .16% b      .16%        .16%        .16%        .16%        .15%
 Net investment income ............................           .87% b     1.34%       2.33%       5.63%       5.36%       4.84%




aTotal return is not annualized for periods less than one year.
bAnnualized.




                     Semiannual Report | See notes to financial statements. | 27

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 29.3%
   U.S. Treasury Bill, 1/15/04 ...........................................................  $ 5,000,000      $  4,998,182
   U.S. Treasury Bill, 4/22/04 ...........................................................    5,000,000         4,984,211
   U.S. Treasury Bill, 5/06/04 ...........................................................    5,000,000         4,982,325
   U.S. Treasury Bill, 5/13/04 ...........................................................    5,000,000         4,980,604
   U.S. Treasury Bill, 5/27/04 ...........................................................    5,000,000         4,979,134
   U.S. Treasury Note, 3.625%, 3/31/04 ...................................................   10,000,000        10,063,689
   U.S. Treasury Note, 3.375%, 4/30/04 ...................................................    3,000,000         3,020,585
   U.S. Treasury Note, 2.875%, 6/30/04 ...................................................   11,000,000        11,094,281
   U.S. Treasury Note, 1.875%, 9/30/04 ...................................................    5,000,000         5,023,801
                                                                                                             --------------
   TOTAL GOVERNMENT SECURITIES (COST $54,126,812) ........................................                     54,126,812
                                                                                                             --------------
   REPURCHASE AGREEMENTS 70.6%
 a ABN AMRO Bank, N.V., New York Branch, .85%, 1/02/04
    (Maturity Value $8,000,378) ..........................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Banc of America Securities LLC, .77%, 1/02/04 (Maturity
    Value $8,000,342) ....................................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Barclays Capital Inc., .83%, 1/02/04 (Maturity Value $8,000,369) ......................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Bear, Stearns & Co. Inc., .80%, 1/02/04 (Maturity Value $8,000,356) ...................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Deutsche Bank Securities Inc., .80%, 1/02/04 (Maturity
    Value $33,331,481) ...................................................................   33,330,000        33,330,000
    Collateralized by U.S. Treasury Notes
 a Dresdner Kleinwort Wasserstein Securities LLC, .83%, 1/02/04
    (Maturity Value $8,000,369) ..........................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Goldman, Sachs, & Co., .80%, 1/02/04 (Maturity Value $8,000,356) ......................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Greenwich Capital Markets Inc., .83%, 1/02/04 (Maturity
    Value $8,000,369) ....................................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Morgan Stanley & Co. Inc., .81%, 1/02/04 (Maturity
    Value $33,336,500) ...................................................................   33,335,000        33,335,000
    Collateralized by U.S. Treasury Notes
 a UBS Securities LLC, .83%, 1/02/04 (Maturity Value $8,000,369) .........................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                             --------------
   TOTAL REPURCHASE AGREEMENTS (COST $130,665,000) .......................................                    130,665,000
                                                                                                             --------------
   TOTAL INVESTMENTS (COST $184,791,812) 99.9% ...........................................                    184,791,812
   OTHER ASSETS, LESS LIABILITIES .1% ....................................................                        106,245
                                                                                                             --------------
   NET ASSETS 100.0% .....................................................................                   $184,898,057
                                                                                                             ==============




aSee Note 1(b) regarding repurchase agreements.




28 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003 (unaudited)


                                                       ------------------------------
                                                                           THE U.S.
                                                                          GOVERNMENT
                                                             THE          SECURITIES
                                                        MONEY MARKET     MONEY MARKET
                                                          PORTFOLIO        PORTFOLIO
                                                       ------------------------------
Assets:
 Investments in securities, at value and cost ......    $4,767,703,018   $ 54,126,812
 Repurchase agreements, at value and cost ..........       945,905,000    130,665,000
 Cash ..............................................             7,568          1,953
 Interest receivable ...............................         4,959,814        136,991
                                                       ------------------------------
      Total assets .................................     5,718,575,400    184,930,756
                                                       ------------------------------
Liabilities:
 Payables:
  Investment securities purchased ..................       199,737,643             --
  Affiliates .......................................           604,940         20,339
  Professional fees ................................            28,952         12,194
 Other liabilities .................................             4,851            166
                                                       ------------------------------
      Total liabilities ............................       200,376,386         32,699
                                                       ------------------------------
Net assets, at value ...............................    $5,518,199,014   $184,898,057
                                                       ==============================
Shares outstanding .................................     5,518,199,014    184,898,057
                                                       ==============================
Net asset value per share ..........................             $1.00          $1.00
                                                       ==============================


                     Semiannual Report | See notes to financial statements. | 29

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2003 (unaudited)


                                                                             -----------------------------
                                                                                               THE U.S.
                                                                                              GOVERNMENT
                                                                                  THE         SECURITIES
                                                                             MONEY MARKET    MONEY MARKET
                                                                               PORTFOLIO       PORTFOLIO
                                                                             -----------------------------
Investment income:
 Interest .................................................................   $28,081,749     $1,001,989
                                                                             -----------------------------
Expenses:
 Management fees (Note 3) .................................................     3,870,224        146,362
 Custodian fees ...........................................................        26,180          1,114
 Professional fees ........................................................        25,843         10,414
 Other ....................................................................        56,137          1,517
                                                                             -----------------------------
      Total expenses ......................................................     3,978,384        159,407
      Expenses waived by affiliate (Note 3) ...............................      (108,026)       (10,891)
                                                                             -----------------------------
       Net expenses .......................................................     3,870,358        148,516
                                                                             -----------------------------
        Net investment income .............................................    24,211,391        853,473
                                                                             -----------------------------
Net realized gain (loss) from investments .................................            --          5,742
                                                                             -----------------------------
Net increase (decrease) in net assets resulting from operations ...........   $24,211,391     $  859,215
                                                                             =============================


30 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS for the six months ended December 31, 2003 (unaudited) and the year ended June 30, 2003


                                            ---------------------------------------------------------------------
                                                                                 THE U.S. GOVERNMENT SECURITIES
                                               THE MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                            ---------------------------------------------------------------------
                                               SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                  ENDED            ENDED              ENDED            ENDED
                                            DECEMBER 31, 2003  JUNE 30, 2003    DECEMBER 31, 2003  JUNE 30, 2003
                                            ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................  $   24,211,391  $   73,176,506      $    853,473     $  2,883,855
  Net realized gain (loss)
   from investments .......................              --          19,063             5,742               --
                                            ---------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..........      24,211,391      73,195,569           859,215        2,883,855
 Distributions to shareholders from net
 investment income ........................     (24,211,391)    (73,195,569) a       (859,215) b    (2,883,855)
 Capital share transactions
  (Note 2) ................................     186,999,301     597,003,871       (16,859,972)     (24,918,467)
                                            ---------------------------------------------------------------------
      Net increase (decrease) in
       net assets .........................     186,999,301     597,003,871       (16,859,972)     (24,918,467)
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period .....................   5,331,199,713   4,734,195,842       201,758,029      226,676,496
                                            ---------------------------------------------------------------------
  End of period ...........................  $5,518,199,014  $5,331,199,713      $184,898,057     $201,758,029
                                            =====================================================================



aDistributions were increased by a net realized gain from investments of $19,063.
bDistributions were increased by a net realized gain from investmentsof $5,742.


                     Semiannual Report | See notes to financial statements. | 31

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2003, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for income taxes because each portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.






32 | Semiannual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each portfolio to the combined net assets. Other expenses are charged to each portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.










                                                          Semiannual Report | 33

The Money Market Portfolios

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                                     -------------------------------------
                                                                                             THE U.S.
                                                                                            GOVERNMENT
                                                                           THE              SECURITIES
                                                                      MONEY MARKET         MONEY MARKET
                                                                        PORTFOLIO           PORTFOLIO
                                                                     -------------------------------------
Six months ended December 31, 2003
 Shares sold ......................................................  $ 2,857,333,193      $  80,579,932
 Shares issued in reinvestment of distributions ...................       24,213,385            858,973
 Shares redeemed ..................................................   (2,694,547,277)       (98,298,877)
                                                                     -------------------------------------
 Net increase (decrease) ..........................................  $   186,999,301      $ (16,859,972)
                                                                     =====================================
Year ended June 30, 2003
 Shares sold ......................................................  $ 6,279,565,500      $ 309,427,987
 Shares issued in reinvestment of distributions ...................       73,193,516          2,884,175
 Shares redeemed ..................................................   (5,755,755,145)      (337,230,629)
                                                                     -------------------------------------
 Net increase (decrease) ..........................................  $   597,003,871      $ (24,918,467)
                                                                     =====================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers Inc. (Advisers) and Franklin/Templeton Investor Services LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.








34 | Semiannual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

At December 31, 2003, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                       ------------------------------------
                                                                                                          PERCENTAGE OF
                                                                                         SHARES          OUTSTANDING SHARES
                                                                                       ------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..............................  3,464,130,196           62.78%
Franklin Money Fund .................................................................  1,720,139,543           31.17%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .........................    213,907,784            3.88%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund .........................................................................    120,021,491            2.17%

At December 31, 2003, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                       ------------------------------------
                                                                                                          PERCENTAGE OF
                                                                                         SHARES          OUTSTANDING SHARES
                                                                                       ------------------------------------
Franklin Federal Money Fund .........................................................    112,150,304              60.66%
Institutional Fiduciary Trust - Franklin U.S. Government Securities
 Money Market Portfolio .............................................................     72,747,753              39.34%


4. INCOME TAXES

At December 31, 2003, the cost of investments for book and income tax purposes were the same.

                                                          Semiannual Report | 35

The Money Market Portfolios

5. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. The Company and the funds may be named in similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.









36 | Semiannual Report

The Money Market Portfolios

5. REGULATORY MATTERS (CONTINUED)

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the funds' investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the funds' management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the funds is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the funds or their shareholders whole, as appropriate.



                                                          Semiannual Report | 37

Institutional Fiduciary Trust

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.



38 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906



SEMIANNUAL REPORT
INSTITUTIONAL FIDUCIARY TRUST

INVESTMENT MANAGER AND ADMINISTRATOR
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
1-800/321-8563

For a prospectus on any Franklin Templeton fund, please contact a Franklin Templeton Institutional Services Representative, toll free, at 1-800/321-8563. A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money.
To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

IFT-1 S2003 02/04

















Semi Annual
Report

[GRAPHIC OMITTED]

                                                               DECEMBER 31, 2003


INSTITUTIONAL FIDUCIARY TRUST


   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND



                                 [LOGO OMITTED]
                            FRANKLIN (R) TEMPLETON(R)
                                   INVESTMENTS

REGULATORY UPDATE
AS OF FEBRUARY 12, 2004


To Our Valued Shareholders:

In our efforts to fulfill our ongoing commitment to providing you with timely and accurate information, we have prepared this statement to give you an overview of current industry issues as they pertain to Franklin Resources, Inc. (Franklin Templeton Investments) and our subsidiary companies (the "Company"). Any further updates on these and other matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries, alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. The Company and the Funds may be named in similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Funds' investment adviser and/or an affiliate adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on a fund is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, we have committed to making the funds or their shareholders whole, as appropriate.

CONTENTS


SEMIANNUAL REPORT


Franklin Structured Large Cap
Core Equity Fund .................................................  1

Franklin Structured Large Cap Growth Equity Fund .................  6

Financial Highlights &
Statements of Investments ........................................ 11

Financial Statements ............................................. 24

Notes to
Financial Statements ............................................. 27

Proxy Voting Policies
and Procedures ................................................... 32



SEMIANNUAL REPORT



FRANKLIN STRUCTURED
LARGE CAP CORE EQUITY FUND

--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING AT LEAST 80% OF NET ASSETS IN EQUITY SECURITIES OF COMPANIES WHOSE MARKET CAPITALIZATIONS ARE WITHIN THE TOP 50% IN TERMS OF SIZE OF COMPANIES WHOSE EQUITY SECURITIES ARE LISTED ON A U.S. SECURITIES EXCHANGE OR TRADED ON THE NATIONAL ASSOCIATION OF SECURITIES DEALERS AUTOMATED QUOTATIONS (NASDAQ) SYSTEM.
--------------------------------------------------------------------------------


This semiannual report for Franklin Structured Large Cap Core Equity Fund covers the six-month period ended December 31, 2003.


PERFORMANCE OVERVIEW
Franklin Structured Large Cap Core Equity Fund posted a +14.49% cumulative total return for the six months under review. Although the Fund performed well during the period under review, it underperformed its benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned 15.14%. 1





1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 12.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PORTFOLIO BREAKDOWN
Franklin Structured Large Cap
Core Equity Fund
Based on Total Net Assets 12/31/03

Finance                                         18.5%
Electronic Technology                           12.3%
Health Technology                               11.2%
Technology Services                              8.2%
Consumer Non-Durables                            6.5%
Producer Manufacturing                           6.2%
Consumer Services                                5.4%
Retail Trade                                     5.3%
Energy Minerals                                  3.9%
Utilities                                        2.8%
Health Services                                  2.8%
Consumer Durables                                2.6%
Communications                                   2.6%
Process Industries                               2.6%
Industrial Services                              1.7%
Mutual Funds                                     1.5%
Transportation                                   1.3%
Non-Energy Minerals                              1.0%
Commercial Services                              0.7%
Distribution Services                            0.4%
Real Estate                                      0.3%
Short-Term Investments & Other Net Assets        2.2%



ECONOMIC AND MARKET OVERVIEW
Surprisingly strong third quarter gross domestic product (GDP) growth, impressive third quarter earnings results, signs of stability in the labor market, increased consumer sentiment and expansion of business activities all contributed to the market's gain during the second half of 2003.

The Commerce Department released a surprisingly strong third quarter U.S. GDP annualized growth rate figure of 8.2%, the fastest single-quarter growth rate since 1984. A 4.46% growth in equipment and software investment and a 6.90% growth in personal consumption contributed to the strong growth in third quarter GDP. In addition to strong GDP growth, robust third quarter earnings growth also drove up the markets. The third quarter earnings season came to an end in November with year-over-year earnings growth for the S&P 500 at an impressive 21.5%-the highest since the second quarter of 2000, according to Thompson Financial-and revenue growth of 9.0%.

The labor market continued to stabilize with the unemployment rate dropping to 5.7% in the fourth quarter of 2003 from 6.3% just six months before. This 5.7% reading was the lowest unemployment rate all year. The improving U.S. labor market, in turn, supported consumer confidence. The University of Michigan survey of Consumer Confidence for the end of December rose to 92.6, up from 89.7 at the end of the second quarter 2003, and was at its highest level in eight quarters. Finally, business activity in both the manufacturing and services sectors of the economy continued to expand with the ISM Manufacturing and Non-Manufacturing Indices at 66.2 and 58.6, respectively. The reading of 66.2 for the ISM Manufacturing Index is the highest reading in almost 20 years. We are encouraged by these positive data points and are cautiously optimistic about the economy going forward.



2   SEMIANNUAL REPORT

Equity markets rallied during the six-month period. The rebound began with investors anticipating economic recovery in the second half of 2003, and it continued as data showed robust economic growth. Improved sentiment led many investors to rotate into economically sensitive and financially leveraged companies, specifically cyclical, technology, small-capitalization and emerging market stocks, which had generally performed poorly in recent years. Consequently, the S&P 500 rose 15.14% for the six months ended December 31, 2003, while the NASDAQ Composite Index increased 23.81%. 2


INVESTMENT STRATEGY
Our twin objectives for the Franklin Structured Large Cap Core Equity Fund are very tight risk controls and modest excess return over the S&P 500. To achieve the first objective, the portfolio is managed using robust quantitative tools that match broad risk characteristics of the index. To achieve the second objective, we tap into the deep pool of analyst research at Franklin. The portfolio is managed very close to the index with very tight tracking error levels. The portfolio is sector- and industry-neutral (i.e., it typically does not deviate from the index by more than 1%) with excess return coming primarily from security selection, a key strength of Franklin Advisers, Inc.


MANAGER'S DISCUSSION
The Franklin Structured Large Cap Core Equity Fund is an enhanced index strategy that seeks to outperform the S&P 500 marginally, with very little excess relative risk. We expect the majority of our over- or under-performance to come from security selection.



TOP 10 HOLDINGS
Franklin Structured Large Cap
Core Equity Fund
12/31/03

COMPANY                        % OF TOTAL
SECTOR/INDUSTRY                NET ASSETS
----------------------------------------

Pfizer, Inc.                       3.3%
HEALTH TECHNOLOGY

Microsoft Corp.                    3.1%
TECHNOLOGY SERVICES

Citigroup, Inc.                    2.8%
FINANCE

Wal-Mart Stores, Inc.              2.8%
RETAIL TRADE

General Electric Co.               2.7%
PRODUCER MANUFACTURING

Wells Fargo & Co.                  1.9%
FINANCE

Exxon Mobil Corp.                  1.9%
ENERGY MINERALS

Intel Corp.                        1.9%
ELECTRONIC TECHNOLOGY

Bank of America Corp.              1.8%
FINANCE

Cisco Systems, Inc.                1.8%
ELECTRONIC TECHNOLOGY



You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 12 of this report.



2. Source: NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,500 companies. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

                                                           SEMIANNUAL REPORT   3

For the six-month period ended December 31, 2003, the Franklin Structured Large Cap Core Equity Fund benefited from overweight positions in Cisco Systems, Freeport McMoran Copper and Gold, Alcoa, Ford Motor Co., and Teradyne. During the same period, the portfolio lost value due to underweight positions in Wal-Mart and Merck and overweight positions in Verizon, Pfizer, and Microsoft.

We appreciate your support, welcome new shareholders, and look forward to serving your investment needs in the years ahead.



--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of December 31, 2003, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------



4  SEMIANNUAL REPORT

PERFORMANCE SUMMARY AS OF 12/31/03
YOUR DIVIDEND INCOME WILL VARY DEPENDING ON THE DIVIDENDS OR INTEREST PAID BY THE SECURITIES IN THE FUND'S PORTFOLIO. CAPITAL GAIN DISTRIBUTIONS ARE NET PROFITS REALIZED FROM THE SALE OF PORTFOLIO SECURITIES. THE PERFORMANCE TABLE DOES NOT REFLECT ANY TAXES DUE ON FUND DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, IF ANY, OR ANY REALIZED GAINS ON THE SALE OF FUND SHARES. TOTAL RETURN REFLECTS THE FUND'S DIVIDEND INCOME, CAPITAL GAIN DISTRIBUTIONS, IF ANY, AND ANY UNREALIZED GAINS OR LOSSES.



PRICE INFORMATION

                               CHANGE        12/31/03   6/30/03
---------------------------------------------------------------
Net Asset Value (NAV)          +$1.14       $11.82      $10.68


PERFORMANCE
Period ended 12/31/03

                                               SINCE INCEPTION
                                        6-MONTH      (4/30/03)
--------------------------------------------------------------
Cumulative Total Return3                 +14.49%       +22.27%



3. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.


                                                           SEMIANNUAL REPORT   5

SEMIANNUAL REPORT



FRANKLIN STRUCTURED
LARGE CAP GROWTH EQUITY FUND

--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING AT LEAST 80% OF NET ASSETS OF EQUITY SECURITIES OF COMPANIES WHOSE MARKET CAPITALIZATIONS ARE WITHIN THE TOP 50% IN TERMS OF SIZE OF COMPANIES WHOSE EQUITY SECURITIES ARE LISTED ON A U.S. SECURITIES EXCHANGE OR TRADED ON THE NATIONAL ASSOCIATION OF SECURITIES DEALERS AUTOMATED QUOTATIONS (NASDAQ) SYSTEM.
--------------------------------------------------------------------------------


This semiannual report for Franklin Structured Large Cap Growth Equity Fund covers the six-month period ended December 31, 2003.


PERFORMANCE OVERVIEW
Franklin Structured Large Cap Growth Equity Fund posted a +14.61% cumulative total return for the six months under review. Although the Fund performed well during the period under review, it underperformed its benchmark, the Russell 1000 Growth Index, which returned 14.73%. 1



1. Source: Russell 1000(R) Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 19.




6   SEMIANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW
Surprisingly strong third quarter gross domestic product (GDP) growth, impressive third quarter earnings results, signs of stability in the labor market, increased consumer sentiment and expansion of business activities all contributed to the market's gain during the second half of 2003.

The Commerce Department released a surprisingly strong third quarter U.S. GDP annualized growth rate figure of 8.2%, the fastest single-quarter growth rate since 1984. A 4.46% growth in equipment and software investment and a 6.90% growth in personal consumption contributed to the strong growth in third quarter GDP. In addition to strong GDP growth, robust third quarter earnings growth also drove up the markets. The third quarter earnings season came to an end in November with year-over-year earnings growth for the Standard & Poor's 500 Composite Index (S&P 500) at an impressive 21.5%-the highest since the second quarter of 2000, according to Thompson Financial-and revenue growth of 9.0%.

The labor market continued to stabilize with the unemployment rate dropping to 5.7% in the fourth quarter of 2003 from 6.3% just six months before. This 5.7% reading was the lowest unemployment rate all year. The improving U.S. labor market, in turn, supported consumer confidence. The University of Michigan survey of Consumer Confidence for the end of December rose to 92.6, up from 89.7 at the end of the second quarter 2003, and was at its highest level in eight quarters. Finally, business activity in both the manufacturing and services sectors of the economy continued to expand with the ISM Manufacturing and Non-Manufacturing Indices at 66.2 and 58.6, respectively. The reading of 66.2 for the ISM Manufacturing Index is the highest reading in almost 20 years. We are encouraged by these positive data points and are cautiously optimistic about the economy going forward.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PORTFOLIO BREAKDOWN
Franklin Structured Large Cap
Growth Equity Fund
Based on Total Net Assets 12/31/03

Health Technology                            19.7%
Electronic Technology                        16.6%
Technology Services                          10.6%
Producer Manufacturing                        8.9%
Retail Trade                                  8.6%
Consumer Non-Durables                         7.8%
Finance                                       7.7%
Consumer Services                             4.7%
Health Services                               3.1%
Consumer Durables                             2.5%
Process Industries                            1.8%
Industrial Services                           1.4%
Communications                                1.0%
Utilities                                     0.9%
Transportation                                0.8%
Non-Energy Minerals                           0.7%
Commercial Services                           0.5%
Mutual Funds                                  0.5%
Distribution Services                         0.5%
Energy Minerals                               0.2%
Short-Term Investments & Other Net Assets     1.5%


                                                            SEMIANNUAL REPORT  7

TOP 10 HOLDINGS
Franklin Structured Large Cap
Growth Equity Fund
12/31/03

COMPANY                           % OF TOTAL
SECTOR/INDUSTRY                   NET ASSETS
--------------------------------------------

Pfizer, Inc.                           5.6%
HEALTH TECHNOLOGY

General Electric Co.                   5.6%
PRODUCER MANUFACTURING

Microsoft Corp.                        4.7%
TECHNOLOGY SERVICES

Intel Corp.                            3.6%
ELECTRONIC TECHNOLOGY

Cisco Systems, Inc.                    3.6%
ELECTRONIC TECHNOLOGY

Wal-Mart Stores, Inc.                  2.9%
RETAIL TRADE

Johnson & Johnson                      2.4%
HEALTH TECHNOLOGY

Coca-Cola Co.                          2.4%
CONSUMER NON-DURABLES

Amgen, Inc.                            2.0%
HEALTH TECHNOLOGY

Abbott Laboratories                    1.8%
HEALTH TECHNOLOGY


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 19 of this report.





Equity markets rallied during the six-month period. The rebound began with investors anticipating economic recovery in the second half of 2003, and it continued as data showed robust economic growth. Improved sentiment led many investors to rotate into economically sensitive and financially leveraged companies, specifically cyclical, technology, small-capitalization and emerging market stocks, which had generally performed poorly in recent years. Consequently, the S&P 500 rose 15.14% for the six months ended December 31, 2003, while the NASDAQ Composite Index increased 23.81%. 2


INVESTMENT STRATEGY
Our twin objectives for the Franklin Structured Large Cap Growth Equity Fund are very tight risk controls and modest excess return over the Russell 1000 Growth Index. To achieve the first objective, the portfolio is run using robust quantitative tools that match broad risk characteristics of the index. To achieve the second objective, we tap into the deep pool of analyst research at Franklin. The portfolio is managed very close to the index with very tight tracking error levels. The portfolio is sector- and industry-neutral (i.e., it typically does not deviate from the index by more than 1%) with excess return coming primarily from security selection, a key strength of Franklin Advisers, Inc.


MANAGER'S DISCUSSION
The Franklin Structured Large Cap Growth Equity Fund is an enhanced index strategy that seeks to outperform the Russell 1000 Growth marginally, with very little excess relative risk. We expect the majority of our over- or under-performance to come from security selection.







2. Source: NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,500 companies. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.




8   SEMIANNUAL REPORT

For the six months ended December 31, 2003, the Franklin Structured Large Cap Growth Fund benefited from overweight positions in Cisco Systems, Teradyne, Freeport McMoran Copper and Gold, and Lam Research. The Fund also benefited from an underweight position in Texas Instruments. The portfolio was hurt by overweight positions in Pfizer, Amgen, and Microsoft, and underweight positions in Wal-Mart and Johnson & Johnson.

We appreciate your support, welcome new shareholders, and look forward to serving your investment needs in the years ahead.



--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of December 31, 2003, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

                                                           SEMIANNUAL REPORT   9

PERFORMANCE SUMMARY AS OF 12/31/03

YOUR DIVIDEND INCOME WILL VARY DEPENDING ON THE DIVIDENDS OR INTEREST PAID BY THE SECURITIES IN THE FUND'S PORTFOLIO. CAPITAL GAIN DISTRIBUTIONS ARE NET PROFITS REALIZED FROM THE SALE OF PORTFOLIO SECURITIES. THE PERFORMANCE TABLE DOES NOT REFLECT ANY TAXES DUE ON FUND DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, IF ANY, OR ANY REALIZED GAINS ON THE SALE OF FUND SHARES. TOTAL RETURN REFLECTS THE FUND'S DIVIDEND INCOME, CAPITAL GAIN DISTRIBUTIONS, IF ANY, AND ANY UNREALIZED GAINS OR LOSSES.



PRICE INFORMATION

                               CHANGE        12/31/03   6/30/03
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.95       $11.66      $10.71


PERFORMANCE

                                               SINCE INCEPTION
                                        6-MONTH      (4/30/03)
--------------------------------------------------------------
Cumulative Total Return3                 +14.61%       +22.75%



3. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.





Past performance does not guarantee future results.


10  SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

                                                                     SIX MONTHS ENDED    PERIOD
                                                                     DECEMBER 31, 2003    ENDED
                                                                        (UNAUDITED)  JUNE 30, 2003 D
                                                                     -------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period .............................         $10.68       $10.00
                                                                     -------------------------------
Income from investment operations:
 Net investment income a .........................................            .05          .02
 Net realized and unrealized gains (losses) ......................           1.48          .66
                                                                     -------------------------------
Total from investment operations .................................           1.53          .68
                                                                     -------------------------------
Less distributions from:
 Net investment income ...........................................           (.09)          --
 Net realized gains ..............................................           (.30)          --
                                                                     -------------------------------
Total distributions ..............................................           (.39)          --
                                                                     -------------------------------
Net asset value, end of period ...................................         $11.82       $10.68
                                                                     -------------------------------

Total return b ...................................................          14.49%        6.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................................          $2,723       $2,137
Ratios to average net assets:
 Expenses ........................................................            .70% c       .12% e,f
 Expenses excluding waiver and payments by affiliate .............           3.93% c      1.03% e
 Net investment income ...........................................            .91% c       .17% e
Portfolio turnover rate ..........................................          65.30%        9.93%


a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c Annualized.
d For the period April 30, 2003 (effective date) to June 30, 2003. e Not annualized.
f The fund's expenses are capped at .70% on an annualized basis.


                       See notes to financial statements.

                                                           SEMIANNUAL REPORT  11

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                  SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
   COMMON STOCKS 96.3%
   COMMERCIAL SERVICES .7%
a  Iron Mountain Inc. ..........................................................     207        $    8,185
   Moody's Corp. ...............................................................     166            10,051
                                                                                                -----------
                                                                                                    18,236
                                                                                                -----------

   COMMUNICATIONS 2.6%
   AT&T Corp. ..................................................................     458             9,297
   BellSouth Corp. .............................................................     992            28,074
a  Nextel Communications Inc., A ...............................................     441            12,374
   SBC Communications Inc. .....................................................     486            12,670
   Verizon Communications Inc. .................................................     235             8,244
                                                                                                -----------
                                                                                                    70,659
                                                                                                -----------

   CONSUMER DURABLES 2.6%
   D.R. Horton Inc. ............................................................     115             4,975
a  Electronic Arts Inc. ........................................................     293            14,000
   Ford Motor Co. ..............................................................   1,013            16,208
   Harley-Davidson Inc. ........................................................     223            10,599
a  Hovnanian Enterprises Inc., A ...............................................      80             6,965
   KB Home .....................................................................      47             3,408
a  Leapfrog Enterprises Inc. ...................................................     300             7,959
   Lennar Corp. ................................................................      73             7,008
   Mattel Inc. .................................................................      42               809
                                                                                                -----------
                                                                                                    71,931
                                                                                                -----------

   CONSUMER NON-DURABLES 6.5%
   Alberto-Culver Co., B .......................................................     102             6,434
   Altria Group Inc. ...........................................................     520            28,298
   Anheuser-Busch Cos. Inc. ....................................................     427            22,494
   Coca-Cola Co. ...............................................................     859            43,594
   Gillette Co. ................................................................      28             1,029
   PepsiCo Inc. ................................................................     588            27,413
   Procter & Gamble Co. ........................................................     358            35,757
   Reebok International Ltd. ...................................................      39             1,534
   Sara Lee Corp. ..............................................................     539            11,702
                                                                                                -----------
                                                                                                   178,255
                                                                                                -----------

   CONSUMER SERVICES 5.4%
   Belo Corp., A ...............................................................     466            13,207
   Clear Channel Communications Inc. ...........................................     482            22,572
a  Comcast Corp. ...............................................................     509            16,731
   Darden Restaurants Inc. .....................................................     155             3,261
a  eBay Inc. ...................................................................     176            11,368
   Hilton Hotels Corp. .........................................................     263             4,505
   Mandalay Resort Group .......................................................     328            14,668
a  Starbucks Corp. .............................................................     190             6,281



12  SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED) (CONT.)



   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                  SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   CONSUMER SERVICES (CONT.)
a  Univision Communications Inc., A ............................................      93        $    3,691
   Viacom Inc., B ..............................................................     555            24,631
   The Walt Disney Co. .........................................................   1,096            25,570
                                                                                                -----------
                                                                                                   146,485
                                                                                                -----------

   DISTRIBUTION SERVICES .4%
   AmerisourceBergen Corp. .....................................................      30             1,685
   Sysco Corp. .................................................................     243             9,047
                                                                                                -----------
                                                                                                    10,732
                                                                                                -----------

   ELECTRONIC TECHNOLOGY 12.3%
a  Agere Systems Inc., A .......................................................     732             2,233
a  Alcatel SA, ADR (France) ....................................................     708             9,098
   Analog Devices Inc. .........................................................     213             9,723
a  Applied Materials Inc. ......................................................   1,248            28,018
a  Avaya Inc. ..................................................................     191             2,472
a  Avocent Corp. ...............................................................     267             9,751
a  Cadence Design Systems Inc. .................................................     318             5,718
a  Cisco Systems Inc. ..........................................................   2,000            48,580
a  Corning Inc. ................................................................     564             5,882
a  Dell Inc. ...................................................................     500            16,980
a  EMC Corp. ...................................................................   1,184            15,297
   Hewlett-Packard Co. .........................................................   1,408            32,342
a  Integrated Circuit Systems Inc. .............................................     364            10,370
   Intel Corp. .................................................................   1,585            51,037
a  L-3 Communications Holdings Inc. ............................................     262            13,456
   Lockheed Martin Corp. .......................................................     156             8,018
a  Lucent Technologies Inc. ....................................................   1,126             3,198
   Microchip Technology Inc. ...................................................     459            15,312
a  Network Appliance Inc. ......................................................      98             2,012
   Rockwell Collins Inc. .......................................................     395            11,862
   Tektronix Inc. ..............................................................      26               822
a  Tellabs Inc. ................................................................     598             5,041
a  Teradyne Inc. ...............................................................     133             3,385
   Texas Instruments Inc. ......................................................     143             4,201
a  Thermo Electron Corp. .......................................................     830            20,916
                                                                                                -----------
                                                                                                   335,724
                                                                                                -----------

   ENERGY MINERALS 3.9%
   BP PLC, ADR (United Kingdom) ................................................     256            12,634
   ChevronTexaco Corp. .........................................................     110             9,503
   Devon Energy Corp. ..........................................................     405            23,190
   Exxon Mobil Corp. ...........................................................   1,246            51,086
a  Newfield Exploration Co. ....................................................     220             9,799
                                                                                                -----------
                                                                                                   106,212
                                                                                                -----------




                                                            SEMIANNUAL REPORT 13

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED) (CONT.)



   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                  SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINANCE 18.5%
   American Express Co. ........................................................      71        $    3,424
   American International Group Inc. ...........................................     688            45,601
   Bank of America Corp. .......................................................     618            49,706
a  Berkshire Hathaway Inc., B ..................................................       5            14,075
   Capital One Financial Corp. .................................................      59             3,616
   Charles Schwab Corp. ........................................................     891            10,550
   CIT Group Inc. ..............................................................     123             4,422
   Citigroup Inc. ..............................................................   1,584            76,887
   Countrywide Financial Corp. .................................................     291            22,047
   Fannie Mae ..................................................................     322            24,169
   Fifth Third Bancorp .........................................................     320            18,912
   Freddie Mac .................................................................     344            20,062
   Goldman Sachs Group Inc. ....................................................     150            14,810
   Lehman Brothers Holdings Inc. ...............................................      97             7,490
   Marsh & McLennan Cos. Inc. ..................................................     423            20,258
   Merrill Lynch & Co. Inc. ....................................................     134             7,859
   Morgan Stanley ..............................................................     286            16,551
   North Fork Bancorp. Inc. ....................................................     160             6,475
   PNC Financial Services Group ................................................      59             3,229
a  Providian Financial Corp. ...................................................     906            10,546
   Prudential Financial Inc. ...................................................     555            23,182
   Ryder Systems Inc. ..........................................................     241             8,230
   U.S. Bancorp ................................................................     177             5,271
   Wachovia Corp. ..............................................................     335            15,608
   Washington Mutual Inc. ......................................................     175             7,021
   Wells Fargo & Co. ...........................................................     900            53,001
   Zions Bancorp ...............................................................     179            10,978
                                                                                                -----------
                                                                                                   503,980
                                                                                                -----------

   HEALTH SERVICES 2.8%
   Aetna Inc. ..................................................................     163            11,015
a  Anthem Inc. .................................................................     205            15,375
a  Coventry Health Care Inc. ...................................................     124             7,997
   HCA Inc. ....................................................................     400            17,184
   Health Management Associates Inc., A ........................................     404             9,696
   Universal Health Services Inc., B ...........................................     261            14,021
                                                                                                -----------
                                                                                                    75,288
                                                                                                -----------

   HEALTH TECHNOLOGY 11.2%
   Abbott Laboratories .........................................................     674            31,408
a  Amgen Inc. ..................................................................     342            21,136
a  Boston Scientific Corp. .....................................................      45             1,654
   Eli Lilly & Co. .............................................................     175            12,308
a  Forest Laboratories Inc. ....................................................     170            10,506
a  Gilead Sciences Inc. ........................................................     191            11,105



14  SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED) (CONT.)



   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                  SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HEALTH TECHNOLOGY (CONT.)
   Guidant Corp. ...............................................................     128        $    7,706
   Johnson & Johnson Inc. ......................................................     615            31,771
   Medtronic Inc. ..............................................................     372            18,083
   Merck & Co. Inc. ............................................................     400            18,480
   Novartis AG, ADR (Switzerland) ..............................................     107             4,910
   Pall Corp. ..................................................................     711            19,076
   Pfizer Inc. .................................................................   2,571            90,833
   Wyeth .......................................................................     601            25,512
                                                                                                -----------
                                                                                                   304,488
                                                                                                -----------

   INDUSTRIAL SERVICES 1.7%
a  Allied Waste Industries Inc. ................................................     956            13,269
a  Patterson UTI Energy Inc. ...................................................     469            15,439
a  Smith International Inc. ....................................................     403            16,733
                                                                                                -----------
                                                                                                    45,441
                                                                                                -----------

   NON-ENERGY MINERALS 1.0%
   Alcoa Inc. ..................................................................     324            12,312
   Barrick Gold Corp. (Canada) .................................................     317             7,199
   Freeport-McMoRan Copper & Gold Inc., B ......................................     210             8,847
                                                                                                -----------
                                                                                                    28,358
                                                                                                -----------

   PROCESS INDUSTRIES 2.6%
   Bunge Ltd. ..................................................................     593            19,522
   Cabot Corp. .................................................................     410            13,054
   E.I. du Pont de Nemours & Co. ...............................................     563            25,836
   Monsanto Co. ................................................................     390            11,224
                                                                                                -----------
                                                                                                    69,636
                                                                                                -----------

   PRODUCER MANUFACTURING 6.2%
   Deere & Co. .................................................................      63             4,098
   General Electric Co. ........................................................   2,414            74,786
   Honeywell International Inc. ................................................     460            15,378
   Illinois Tool Works Inc. ....................................................      89             7,468
   ITT Industries Inc. .........................................................     277            20,556
   Masco Corp. .................................................................     214             5,866
   PACCAR Inc. .................................................................      64             5,448
   Tyco International Ltd. .....................................................     825            21,862
   United Technologies Corp. ...................................................     132            12,510
                                                                                                -----------
                                                                                                   167,972
                                                                                                -----------

   REAL ESTATE INVESTMENT TRUSTS .3%
   Equity Office Properties Trust ..............................................     257             7,363
   Simon Property Group Inc. ...................................................      18               834
                                                                                                -----------
                                                                                                     8,197
                                                                                                -----------




                                                           SEMIANNUAL REPORT  15

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED) (CONT.)



   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                  SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   RETAIL TRADE 5.3%
a  AutoZone Inc. ...............................................................      85        $    7,243
a  Dollar Tree Stores Inc. .....................................................     324             9,739
   Family Dollar Stores Inc. ...................................................     399            14,316
   Home Depot Inc. .............................................................     468            16,609
   Lowe's Cos. Inc. ............................................................     112             6,204
   Pier 1 Imports Inc. .........................................................     300             6,558
   Target Corp. ................................................................     112             4,301
   Wal-Mart Stores Inc. ........................................................   1,430            75,861
   Walgreen Co. ................................................................     104             3,784
                                                                                                -----------
                                                                                                   144,615
                                                                                                -----------

   TECHNOLOGY SERVICES 8.2%
a  Accenture Ltd., A (Bermuda) .................................................     589            15,503
   Adobe Systems Inc. ..........................................................      64             2,515
a  Alliance Data System Corp. ..................................................     408            11,293
   Computer Associates International Inc. ......................................     251             6,862
   First Data Corp. ............................................................     669            27,489
a  Hewitt Associates Inc. ......................................................     465            13,904
   International Business Machines Corp. .......................................     432            40,038
a  Intuit Inc. .................................................................      46             2,434
   Microsoft Corp. .............................................................   3,027            83,364
a  Oracle Corp. ................................................................     237             3,128
a  Peoplesoft Inc. .............................................................     104             2,371
a  Yahoo! Inc. .................................................................     353            15,945
                                                                                                -----------
                                                                                                   224,846
                                                                                                -----------

   TRANSPORTATION 1.3%
   Burlington Northern Santa Fe Corp. ..........................................     243             7,861
   Norfolk Southern Corp. ......................................................     298             7,048
a  Ryanair Holdings PLC, ADR (Irish Republic) ..................................      79             4,000
   United Parcel Service Inc., B ...............................................     214            15,954
                                                                                                -----------
                                                                                                    34,863
                                                                                                -----------

   UTILITIES 2.8%
   Duke Energy Corp. ...........................................................     458             9,366
   Entergy Corp. ...............................................................     223            12,740
   Exelon Corp. ................................................................     285            18,912
   FirstEnergy Corp. ...........................................................     378            13,306
   PPL Corp. ...................................................................     533            23,319
                                                                                                -----------
                                                                                                    77,643
                                                                                                -----------

   TOTAL COMMON STOCKS (COST $2,307,970) .......................................                 2,623,561
                                                                                                -----------




SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED) (CONT.)



   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                  SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
   MUTUAL FUNDS 1.5%
   iShares S&P 500 Index Fund ..................................................     242        $   26,915
   Semiconductor Holders Trust .................................................     325            13,455
                                                                                                -----------

   TOTAL MUTUAL FUNDS (COST $38,290) ...........................................                    40,370
                                                                                                -----------

   TOTAL LONG TERM INVESTMENTS (COST $2,346,260) ...............................                 2,663,931
                                                                                                -----------

   SHORT TERM INVESTMENT (COST $29,962) 1.1%
 b Franklin Institutional Fiduciary Trust Money Market Portfolio ...............  29,962            29,962
                                                                                                -----------

   TOTAL INVESTMENTS (COST $2,376,222) 98.9% ...................................                 2,693,893
   OTHER ASSETS, LESS LIABILITIES 1.1% .........................................                    29,337
                                                                                                -----------

   NET ASSETS 100.0% ...........................................................                $2,723,230
                                                                                                -----------


a Non-income producing.
b See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 17

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

                                                                              SIX MONTHS ENDED    PERIOD
                                                                              DECEMBER 31, 2003    ENDED
                                                                                 (UNAUDITED)  JUNE 30, 2003 D
                                                                              -------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period .......................................       $10.71         $10.00
                                                                              -------------------------------
Income from investment operations:
 Net investment income a ...................................................          .02            .01
 Net realized and unrealized gains (losses) ................................         1.53            .70
                                                                              -------------------------------
Total from investment operations ...........................................         1.55            .71
                                                                              -------------------------------
Less distributions from:
 Net investment income .....................................................         (.06)            --
 Net realized gains ........................................................         (.54)            --
                                                                              -------------------------------
Total distributions ........................................................         (.60)            --
                                                                              -------------------------------
Net asset value, end of period .............................................       $11.66         $10.71
                                                                              -------------------------------

Total return b .............................................................        14.61%          7.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................................       $2,455         $2,143
Ratios to average net assets:
 Expenses ..................................................................          .70% c         .12% e,f
 Expenses excluding waiver and payments by affiliate .......................         4.18% c        1.03% e
 Net investment income .....................................................          .36% c         .11% e
Portfolio turnover rate ....................................................        59.83%         11.93%


a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c Annualized.
d For the period April 30, 2003 (effective date) to June 30, 2003. e Not annualized.
f The fund's expenses are capped at .70% on an annualized basis.




                       See notes to financial statements.

18  SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
   COMMON STOCKS 98.0%
   COMMERCIAL SERVICES .5%
a  Iron Mountain Inc. ..........................................................     244        $    9,648
   Moody's Corp. ...............................................................      57             3,451
                                                                                                -----------
                                                                                                    13,099
                                                                                                -----------

   COMMUNICATIONS 1.0%
   BellSouth Corp. .............................................................     264             7,471
a  Nextel Communications Inc., A ...............................................     588            16,500
                                                                                                -----------
                                                                                                    23,971
                                                                                                -----------

   CONSUMER DURABLES 2.5%
   D.R. Horton Inc. ............................................................     117             5,061
a  Electronic Arts Inc. ........................................................     471            22,507
   Harley-Davidson Inc. ........................................................     283            13,451
   Harman International Industries Inc. ........................................      60             4,439
a  Leapfrog Enterprises Inc. ...................................................     300             7,959
   Mattel Inc. .................................................................      23               443
a  NVR Inc. ....................................................................      14             6,524
                                                                                                -----------
                                                                                                    60,384
                                                                                                -----------

   CONSUMER NON-DURABLES 7.8%
   Alberto-Culver Co., B .......................................................     129             8,137
   Altria Group Inc. ...........................................................     301            16,380
   Anheuser-Busch Cos. Inc. ....................................................     565            29,764
   Coca-Cola Co. ...............................................................   1,162            58,969
   Nike Inc., B ................................................................      11               753
   PepsiCo Inc. ................................................................     935            43,590
   Procter & Gamble Co. ........................................................     293            29,265
   Reebok International Ltd. ...................................................      14               550
   Sara Lee Corp. ..............................................................      69             1,498
a  Timberland Co., A ...........................................................      56             2,916
                                                                                                -----------
                                                                                                   191,822
                                                                                                -----------

   CONSUMER SERVICES 4.7%
   Belo Corp., A ...............................................................     400            11,336
   Clear Channel Communications Inc. ...........................................     389            18,217
a  Comcast Corp. ...............................................................     408            13,411
a  eBay Inc. ...................................................................     198            12,789
a  EchoStar Communications Corp., A ............................................     160             5,440
   Mandalay Resort Group .......................................................     270            12,074
   Marriott International Inc., A ..............................................      50             2,310
a  Starbucks Corp. .............................................................     316            10,447
   Viacom Inc., B ..............................................................     123             5,459
   The Walt Disney Co. .........................................................   1,018            23,750
                                                                                                -----------
                                                                                                   115,233
                                                                                                -----------




                                                            SEMIANNUAL REPORT 19

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED) (CONT.)



   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   DISTRIBUTION SERVICES .5%
   AmerisourceBergen Corp. .....................................................      34        $    1,909
   Sysco Corp. .................................................................     295            10,983
                                                                                                -----------
                                                                                                    12,892
                                                                                                -----------

   ELECTRONIC TECHNOLOGY 16.6%
a  Agere Systems Inc., A .......................................................   2,448             7,466
a  Alcatel SA, ADR (France) ....................................................     388             4,986
a  Amkor Technology Inc. .......................................................      44               801
   Analog Devices Inc. .........................................................     176             8,034
a  Applied Materials Inc. ......................................................   1,154            25,907
a  Atmel Corp. .................................................................     106               637
a  Avaya Inc. ..................................................................     213             2,756
a  Avocent Corp. ...............................................................     162             5,916
a  Cadence Design Systems Inc. .................................................     395             7,102
a  Cisco Systems Inc. ..........................................................   3,603            87,517
a  Comverse Technology Inc. ....................................................      84             1,478
a  Corning Inc. ................................................................     600             6,258
a  Dell Inc. ...................................................................     776            26,353
a  EMC Corp. ...................................................................   1,947            25,155
a  Fairchild Semiconductor Corp., A ............................................     163             4,070
   Hewlett-Packard Co. .........................................................     266             6,110
a  Integrated Circuit Systems Inc. .............................................     198             5,641
   Intel Corp. .................................................................   2,765            89,033
   Intersil Corp. ..............................................................     173             4,299
a  KLA-Tencor Corp. ............................................................      32             1,878
a  L-3 Communications Holdings Inc. ............................................     245            12,583
a  Lam Research Corp. ..........................................................     167             5,394
   Linear Technology Corp. .....................................................      64             2,693
a  Marvell Technology Group Ltd. (Bermuda) .....................................      72             2,731
   Microchip Technology Inc. ...................................................     279             9,308
a  Micron Technology Inc. ......................................................     117             1,576
a  Network Appliance Inc. ......................................................     137             2,813
   Qualcomm Inc. ...............................................................     156             8,413
a  Tellabs Inc. ................................................................      23               194
a  Teradyne Inc. ...............................................................     176             4,479
   Texas Instruments Inc. ......................................................     484            14,220
a  Thermo Electron Corp. .......................................................     846            21,319
                                                                                                -----------
                                                                                                   407,120
                                                                                                -----------

   ENERGY MINERALS .2%
   Devon Energy Corp. ..........................................................      51             2,920
a  Newfield Exploration Co. ....................................................      17               757
                                                                                                -----------
                                                                                                     3,677
                                                                                                -----------




20  SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED) (CONT.)



   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINANCE 7.7%
   American International Group Inc. ...........................................     432        $   28,633
a  Berkshire Hathaway Inc., B ..................................................       3             8,445
   Capital One Financial Corp. .................................................     205            12,564
   Charles Schwab Corp. ........................................................     651             7,708
   Fannie Mae ..................................................................     452            33,927
   Fifth Third Bancorp .........................................................     397            23,463
   Freddie Mac .................................................................     199            11,606
   Marsh & McLennan Cos. Inc. ..................................................     507            24,280
   Morgan Stanley ..............................................................     108             6,250
a  Providian Financial Corp. ...................................................     619             7,205
   Prudential Financial Inc. ...................................................     287            11,988
   Wells Fargo & Co. ...........................................................     232            13,663
                                                                                                -----------
                                                                                                   189,732
                                                                                                -----------

   HEALTH SERVICES 3.1%
a  Anthem Inc. .................................................................     245            18,375
a  Coventry Health Care Inc. ...................................................     233            15,026
   HCA Inc. ....................................................................     412            17,699
   Health Management Associates Inc., A ........................................     432            10,368
   Omnicare Inc. ...............................................................      66             2,666
a  Pharmaceutical Product Development Inc. .....................................      10               270
   Universal Health Services Inc., B ...........................................     228            12,248
                                                                                                -----------
                                                                                                    76,652
                                                                                                -----------

   HEALTH TECHNOLOGY 19.7%
   Abbott Laboratories .........................................................     954            44,457
a  Amgen Inc. ..................................................................     787            48,637
a  Biogen Idec Inc. ............................................................     190             6,988
   Eli Lilly & Co. .............................................................     331            23,279
a  Forest Laboratories Inc. ....................................................     284            17,551
a  Genentech Inc. ..............................................................     100             9,357
a  Gilead Sciences Inc. ........................................................     259            15,058
   Guidant Corp. ...............................................................     144             8,669
   Johnson & Johnson Inc. ......................................................   1,153            59,564
   Medicis Pharmaceutical Corp., A .............................................      68             4,849
   Medtronic Inc. ..............................................................     757            36,798
   Merck & Co. Inc. ............................................................     187             8,639
   Mylan Laboratories Inc. .....................................................     321             8,109
   Novartis AG, ADR (Switzerland) ..............................................     134             6,149
   Pall Corp. ..................................................................     564            15,132
   Pfizer Inc. .................................................................   3,925           138,670
   Wyeth .......................................................................     734            31,158
                                                                                                -----------
                                                                                                   483,064
                                                                                                -----------




                                                            SEMIANNUAL REPORT 21

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED) (CONT.)



   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   INDUSTRIAL SERVICES 1.4%
a  Allied Waste Industries Inc. ................................................     579        $    8,037
a  Patterson UTI Energy Inc. ...................................................     427            14,057
a  Smith International Inc. ....................................................     285            11,833
                                                                                                -----------
                                                                                                    33,927
                                                                                                -----------

   NON-ENERGY MINERALS .7%
   Alcoa Inc. ..................................................................     279            10,602
   Barrick Gold Corp. (Canada) .................................................     176             3,997
   Freeport-McMoRan Copper & Gold Inc., B ......................................      62             2,612
                                                                                                -----------
                                                                                                    17,211
                                                                                                -----------

   PROCESS INDUSTRIES 1.8%
   Bunge Ltd. ..................................................................     500            16,460
   Cabot Corp. .................................................................     296             9,425
   E.I. du Pont de Nemours & Co. ...............................................      40             1,835
   Monsanto Co. ................................................................     600            17,268
                                                                                                -----------
                                                                                                    44,988
                                                                                                -----------

   PRODUCER MANUFACTURING 8.9%
   3M Co. ......................................................................     202            17,176
   General Electric Co. ........................................................   4,438           137,489
   Honeywell International Inc. ................................................     315            10,531
   ITT Industries Inc. .........................................................     265            19,666
   Masco Corp. .................................................................     232             6,359
a  Mettler-Toledo International Inc. (Switzerland) .............................     182             7,682
   PACCAR Inc. .................................................................      90             7,661
   Tyco International Ltd. .....................................................     232             6,148
   United Technologies Corp. ...................................................      60             5,686
                                                                                                -----------
                                                                                                   218,398
                                                                                                -----------

   RETAIL TRADE 8.6%
a  Amazon.com Inc. .............................................................      63             3,316
a  AutoZone Inc. ...............................................................     123            10,481
a  Dollar Tree Stores Inc. .....................................................     382            11,483
   Family Dollar Stores Inc. ...................................................     360            12,917
   Home Depot Inc. .............................................................     940            33,361
   Lowe's Cos. Inc. ............................................................     250            13,848
   Michaels Stores Inc. ........................................................      62             2,740
   Pier 1 Imports Inc. .........................................................     419             9,159
   Ross Stores Inc. ............................................................      76             2,009
   Target Corp. ................................................................     322            12,365
   Tiffany & Co. ...............................................................      96             4,339
   The TJX Cos. Inc. ...........................................................     639            14,090
   Wal-Mart Stores Inc. ........................................................   1,340            71,087
   Walgreen Co. ................................................................     293            10,659
                                                                                                -----------
                                                                                                   211,854
                                                                                                -----------



22  SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED) (CONT.)



   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                 SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TECHNOLOGY SERVICES 10.6%
a  Accenture Ltd., A (Bermuda) .................................................     600        $   15,792
   Adobe Systems Inc. ..........................................................     179             7,035
a  Alliance Data System Corp. ..................................................     292             8,083
   First Data Corp. ............................................................     836            34,351
a  Hewitt Associates Inc. ......................................................     320             9,568
   International Business Machines Corp. .......................................     290            26,877
a  Intuit Inc. .................................................................      96             5,079
   Microsoft Corp. .............................................................   4,195           115,530
a  Oracle Corp. ................................................................     876            11,563
a  Peoplesoft Inc. .............................................................      46             1,049
a  Yahoo! Inc. .................................................................     536            24,211
                                                                                                -----------
                                                                                                   259,138
                                                                                                -----------

   TRANSPORTATION .8%
   Expeditors International of Washington Inc. .................................      95             3,578
a  J.B. Hunt Transport Services Inc. ...........................................      91             2,458
a  Ryanair Holdings PLC, ADR (Irish Republic) ..................................      67             3,393
   United Parcel Service Inc., B ...............................................     135            10,064
                                                                                                -----------
                                                                                                    19,493
                                                                                                -----------

   UTILITIES .9%
   Entergy Corp. ...............................................................     102             5,827
   FirstEnergy Corp. ...........................................................     201             7,075
   PPL Corp. ...................................................................     208             9,100
                                                                                                -----------
                                                                                                    22,002
                                                                                                -----------

   TOTAL COMMON STOCKS (COST $2,126,045) .......................................                 2,404,657
                                                                                                -----------

   MUTUAL FUND (COST $12,342) .5%
   Semiconductor Holders Trust .................................................     313            12,958
                                                                                                -----------

   TOTAL LONG TERM INVESTMENTS (COST $2,138,387) ...............................                 2,417,615
                                                                                                -----------

   SHORT TERM INVESTMENT (COST $7,426) .3%
b  Franklin Institutional Fiduciary Trust Money Market Portfolio ...............   7,426             7,426
                                                                                                -----------

   TOTAL INVESTMENTS (COST $2,145,813) 98.8% ...................................                 2,425,041
   OTHER ASSETS, LESS LIABILITIES 1.2% .........................................                    30,054
                                                                                                -----------

   NET ASSETS 100.0% ...........................................................                $2,455,095
                                                                                                -----------




a Non-income producing.
b See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 23

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)


                                                                        FRANKLIN     FRANKLIN
                                                                      STRUCTURED   STRUCTURED
                                                                       LARGE CAP    LARGE CAP
                                                                         CORE        GROWTH
                                                                      EQUITY FUND  EQUITY FUND
                                                                      ------------------------
Assets:
 Investments in securities:
  Cost ............................................................   $2,376,222   $2,145,813
                                                                      ------------------------
  Value ...........................................................    2,693,893    2,425,041
 Receivables:
  Dividends .......................................................        2,456        2,425
  Affiliates ......................................................       31,204       31,923
 Offering costs ...................................................       16,667       16,667
                                                                      ------------------------
      Total assets ................................................    2,744,220    2,476,056
                                                                      ------------------------
Liabilities:
 Payables:
  Registration and filing fees ....................................        2,500        2,500
  Offering costs ..................................................        9,740        9,711
  Professional fees ...............................................        7,043        7,033
  Reports to shareholders .........................................        1,500        1,500
 Other liabilities ................................................          207          217
                                                                      ------------------------
      Total liabilities ...........................................       20,990       20,961
                                                                      ------------------------
       Net assets, at value .......................................   $2,723,230   $2,455,095
                                                                      ------------------------
Net assets consist of:
 Undistributed net investment income ..............................   $   (3,608)  $   (3,730)
 Net unrealized appreciation (depreciation) .......................      317,671      279,228
 Accumulated net realized gain (loss) .............................       72,951       61,962
 Capital shares ...................................................    2,336,216    2,117,635
                                                                      ------------------------
Net assets, at value ..............................................   $2,723,230   $2,455,095
                                                                      ------------------------
Shares outstanding ................................................      230,376      210,542
                                                                      ------------------------
Net asset value and maximum offering price per share ..............      $11.82       $11.66
                                                                      ------------------------





                       See notes to financial statements.

24  SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)


                                                                              FRANKLIN     FRANKLIN
                                                                             STRUCTURED   STRUCTURED
                                                                              LARGE CAP    LARGE CAP
                                                                                CORE        GROWTH
                                                                             EQUITY FUND  EQUITY FUND
                                                                             ------------------------
Investment income:
 Dividends ...............................................................   $   20,110   $   12,142
                                                                             ------------------------
Expenses:
 Management fees (Note 3) ................................................        6,129        5,717
 Administrative fees (Note 3) ............................................        2,470        2,301
 Transfer agent fees (Note 3) ............................................           87           81
 Reports to shareholders .................................................        1,551        1,551
 Registration and filing fees ............................................        5,104        5,210
 Offering costs (Note 1d) ................................................       25,000       25,000
 Professional fees .......................................................        7,045        7,045
 Other ...................................................................        1,099        1,099
                                                                             ------------------------
      Total expenses .....................................................       48,485       48,004
      Expenses waived/paid by affiliate (Note 3) .........................      (39,829)     (39,969)
                                                                             ------------------------
       Net expenses ......................................................        8,656        8,035
                                                                             ------------------------
        Net investment income ............................................       11,454        4,107
                                                                             ------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...............................      122,010      143,393
 Net unrealized appreciation (depreciation) on investments ...............      203,070      164,956
                                                                             ------------------------
Net realized and unrealized gain (loss) ..................................      325,080      308,349
                                                                             ------------------------
Net increase (decrease) in net assets resulting from operations ..........   $  336,534   $  312,456
                                                                             ------------------------



                       See notes to financial statements.

                                                           SEMIANNUAL REPORT  25

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED) AND THE YEAR ENDED JUNE 30, 2003

                                                 FRANKLIN STRUCTURED LARGE CAP     FRANKLIN STRUCTURED LARGE CAP
                                                       CORE EQUITY FUND                 GROWTH EQUITY FUND
                                                 ----------------------------------------------------------------
                                                    SIX MONTHS        YEAR           SIX MONTHS         YEAR
                                                       ENDED          ENDED             ENDED           ENDED
                                                 DECEMBER 31, 2003 JUNE 30, 2003  DECEMBER 31, 2003 JUNE 30, 2003
                                                 ----------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................     $   11,454     $    3,629        $    4,107     $    2,238
  Net realized gain (loss) from investments ....        122,010         18,466           143,393         26,129
  Net unrealized appreciation (depreciation) on
   investments .................................        203,070        114,601           164,956        114,272
                                                 ----------------------------------------------------------------
       Net increase (decrease) in net assets
        resulting from operations ..............        336,534        136,696           312,456        142,639
 Distributions to shareholders from:
  Net investment income ........................        (19,754)            --           (11,140)            --
  Net realized gains ...........................        (67,525)            --          (107,560)            --
                                                 ----------------------------------------------------------------
 Total distributions to shareholders ...........        (87,279)            --          (118,700)            --
 Capital share transactions (Note 2) ...........        337,279      2,000,000           118,700      2,000,000
                                                 ----------------------------------------------------------------
       Net increase (decrease) in net assets ...        586,534      2,136,696           312,456      2,142,639
Net assets:
 Beginning of period ...........................      2,136,696             --         2,142,639             --
                                                 ----------------------------------------------------------------
 End of period .................................     $2,723,230     $2,136,696        $2,455,095     $2,142,639
                                                 ----------------------------------------------------------------
Undistributed net investment income included
 in net assets:
 End of period .................................     $   (3,608)    $    4,692        $   (3,730)    $    3,303
                                                 ----------------------------------------------------------------




                       See notes to financial statements.


26  SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES





Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of five separate series. All funds included in this report (the Funds) are diversified. The Funds' investment objective is capital growth.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. If events occur that materially affect the values of securities after the prices are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

B. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

D. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.







                                                            SEMIANNUAL REPORT 27

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited) (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST




At December 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                                                     FRANKLIN                FRANKLIN
                                                               STRUCTURED LARGE CAP    STRUCTURED LARGE CAP
                                                                 CORE EQUITY FUND       GROWTH EQUITY FUND
                                                               ---------------------------------------------
                                                                SHARES     AMOUNT         SHARES     AMOUNT
                                                               ---------------------------------------------
Six months ended December 31, 2003
 Shares sold ................................................   22,707   $  250,000           --  $       --
 Shares issued in reinvestment of distributions .............    7,669       87,279       10,542     118,700
                                                               ---------------------------------------------
 Net increase (decrease) ....................................   30,376   $  337,279       10,542  $  118,700
                                                               ---------------------------------------------
Period ended June 30, 2003 a
 Shares sold ................................................  200,000   $2,000,000      200,000  $2,000,000
                                                               ---------------------------------------------
 Net increase (decrease) ....................................  200,000   $2,000,000      200,000  $2,000,000
                                                               ---------------------------------------------

a For the period April 30, 2003 (effective date) to June 30, 2003.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

    ENTITY                                                                    AFFILIATION
    ------------------------------------------------------------------------------------------------
    Franklin/Templeton Services LLC (FT Services)                             Administrative manager
    Franklin Advisers Inc. (Advisers)                                         Investment manager
    Franklin Templeton Distributors Inc. (Distributors)                       Principal underwriter
    Franklin/Templeton Investor Services LLC (Investor Services)              Transfer agent

The Funds pay an administrative fee to FT Services of .20% per year of the average daily net assets of each fund.

The Funds pay an investment management fee to Advisers of .50% per year of the average daily net assets of each fund.

Advisers agreed in advance to waive administrative and management fees and assume payment of other expenses through March 31, 2005, as noted in the Statement of Operations.

At December 31, 2003, Advisers owned 89.80% and 100.00% of the Franklin Structured Large Cap Core Equity Fund and Franklin Structured Large Cap Growth Equity Fund, respectively.








28  SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited) (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES (CONT.)




The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                               FRANKLIN          FRANKLIN
                                              STRUCTURED        STRUCTURED
                                            LARGE CAP CORE  LARGE CAP GROWTH
                                              EQUITY FUND       EQUITY FUND
                                            --------------------------------
Transfer agent fees ......................           $20            $12


4. INCOME TAXES

At December 31, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                   FRANKLIN         FRANKLIN
                                                  STRUCTURED       STRUCTURED
                                                LARGE CAP CORE  LARGE CAP GROWTH
                                                  EQUITY FUND      EQUITY FUND
                                                --------------------------------
Cost of investments ..........................     $2,379,102    $2,149,150
                                                --------------------------------
Unrealized appreciation ......................        333,522       299,240
Unrealized depreciation ......................        (18,731)      (23,349)
                                                --------------------------------
Net unrealized appreciation (depreciation) ...     $  314,791    $  275,891
                                                --------------------------------

Net investment income differs for financial statement and tax purposes primarily due to different treatments of offering costs. Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended December 31, 2003 were as follows:

                                                  FRANKLIN         FRANKLIN
                                                 STRUCTURED       STRUCTURED
                                               LARGE CAP CORE  LARGE CAP GROWTH
                                                 EQUITY FUND      EQUITY FUND
                                               --------------------------------
Purchases ...................................      $1,788,957    $1,337,302
Sales .......................................      $1,564,206    $1,336,962










                                                            SEMIANNUAL REPORT 29

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited) (CONTINUED)

6. INVESTMENTS IN THE FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO




The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

The Funds earned dividend income from investment in the Sweep Money Fund for the period ended December 31, 2003, as follows:

                                                   FRANKLIN         FRANKLIN
                                                  STRUCTURED       STRUCTURED
                                                LARGE CAP CORE  LARGE CAP GROWTH
                                                  EQUITY FUND      EQUITY FUND
--------------------------------------------------------------------------------
Dividend income ..............................          $101           $58


7. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. The Company and the Funds may be named in similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.








30  SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited) (CONTINUED)

7. REGULATORY MATTERS (CONT.)




The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Funds' investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Funds' management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Funds is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Funds or their shareholders whole, as appropriate.







                                                            SEMIANNUAL REPORT 31

INSTITUTIONAL FIDUCIARY TRUST
Proxy Voting Policies and Procedures

The Funds have established Proxy Voting Policies and Procedures ("Policies") that the Funds use to determine how to vote proxies relating to portfolio securities. Shareholders may view the Funds' complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.



32  SEMIANNUAL REPORT

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

                       This page intentionally left blank.

    [LOGO OMITTED]
FRANKLIN (R) TEMPLETON(R)     One Franklin Parkway
    INVESTMENTS               San Mateo, CA  94403-1906





SEMIANNUAL REPORT
INSTITUTIONAL FIDUCIARY TRUST

INVESTMENT MANAGER AND ADMINISTRATOR
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
1-800/321-8563

For a prospectus on any Franklin Templeton fund, please contact a Franklin Templeton Institutional Services Representative, toll free, at 1-800/321-8563. A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

IFT-2 S2003 02/04








Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A
Item 5. Audit Committee of Listed Registrants.  N/A
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 9. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 10. Exhibits.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2004


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    February 27, 2004